Thornburg Limited Term Municipal Fund National Portfolio

Fund facts. . . as of 6/30/99

                                    Thornburg                 Thornburg
                                   Limited Term              Limited Term
                              Municipal Fund Nat'l        Municipal Fund Nat'l
                                      A Shares                  C Shares
SEC Yield                              3.66%                      3.28%
Taxable Equiv. Yields                  6.06%                      5.43%
NAV                                   $13.26                     $13.28
Max. Offering Price                   $13.46                     $13.28

Total returns. . . as of 6/30/99
(Annual Average - After Subtracting Maximum Sales Charge)

One Year                               1.01%                      2.08%
Three Year                             3.84%                      3.92%
Five Year                              4.37%                      N/A
Ten Year                               5.56%                      N/A
Since Inception                        6.60%                      4.16%
Inception Date                      (9/28/84)                   (9/1/94)

Taxable equivalent yields assume a 39.6% marginal federal tax rate. Net investment income of the National Portfolio will be subject to applicable state and local taxes. The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. Maximum sales charge of the Fund's Class A Shares is 1.50%. The data quoted represent past performance and may not be construed as a guarantee of future results.

Dear Shareholder,
What a difference six months makes! Last autumn the world's leading economists and investment strategist predicted that the Russian financial crisis, coming on the heels of the Asian financial crisis, would send the world economy into a tailspin. Yields on 30-year U.S. government bonds dropped below 4.75% for the first time in 4 decades. Bond buyers at that time no doubt expected an economic slowdown that would be severe and long lasting. The gloomy experts were wrong. The U.S. economy delivered its strongest economic growth in a generation during the October 1 to April 1 period. Asian economies are gathering momentum, as are many other developing economies around the world. As we write this letter, the experts are trying to decide if better economic growth worldwide will pave the way for more inflation and higher interest rates. As they examine their crystal balls, interest rates are rising. The municipal bond market is reacting to the changing scene with higher yields and increasing participation by individual investors. Whatever happens, we believe your laddered maturity municipal bond portfolio is well structured to adapt to changing circumstances and benefit from higher yields, if they should become available. On June 30, 1998 the net asset value per share of Thornburg Limited Term Municipal Fund was $13.50. The price increased to $13.59 on December 31, before settling at $13.26 on June 30, 1999, the conclusion of your fund's 1999 fiscal year. If you were with us for the entire year, you received dividends of 58.9 cents per share. If you reinvested your dividends you received 60.1 cents per share. Investors who owned C shares received dividends of 53.2 and 54.2, respectively. Your Thornburg Limited Term Municipal Fund portfolio currently holds 560 municipal obligations from 49 states and 2 U.S. Territories. Approximately 90% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturities of the bonds in your portfolio so that some bonds are scheduled to mature at par during each of the coming years. Today, your fund's weighted average maturity is approximately 4.3 years, and we always keep it below 5 years. Percentages of the portfolio maturing in the coming years are summarized below:

% of portfolio    Cumulative %
maturing within   maturing by end of

         1 years = 12%     year 1 = 12%
    1 to 2 years = 16%     year 2 = 28%
    2 to 3 years = 14%     year 3 = 42%
    3 to 4 years = 10%     year 4 = 52%
     4 to 5 years = 6%     year 5 = 58%
     5 to 6 years = 8%     year 6 = 66%
     6 to 7 years = 8%     year 7 = 74%
     7 to 8 years = 9%     year 8 = 83%
     8 to 9 years = 8%     year 9 = 91%
    9 to 10 years = 8%     year 10 = 99%

Over the last three months your average portfolio maturity has increased slightly. The passage of time always shortens the maturities of the bonds we own. We directed portfolio cash flow and new money into the middle and rear of your bond ladder, taking advantage of the good selection of new municipal bonds coming to market recently. Today, we are managing the portfolio to keep the average maturity approximately where it is. We will stick with this approach if interest rates remain stable or decrease. If bond yields increase, we will extend the average portfolio maturity. You can see from the chart on the previous page that 42% of our $900 million bond portfolio will mature in the next 3 years! We would like to increase our dividend yields if higher yields are available. Any observer must be impressed by the fundamental strength of the broad U.S. economy. More people than ever before are working. Wages are firm. But tax receipts are beginning to slow down, and government spending is accelerating. Taken as a whole, U.S. cities continue to increase their financial reserves for the fifth consecutive year. Most states report similar favorable news. If the current strength of the U.S. economy persists, we expect long maturity interest rates to increase slightly in the coming months. The supply of municipal bonds will continue to be plentiful. No politician gets elected as a budget cutter these days. Two recent surveys of American voters indicate that tax cuts are NOT favored by a majority of voters. The public prefers to see additional spending on education, health and the environment. Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity bonds has allowed your fund to consistently perform well in varying interest rate environments. Your fund has earned Morningstar's 5 star overall rating* for risk adjusted performance. We would like to attribute this to capable execution of a sensible investment strategy over time. Thank you for investing in Thornburg Limited Term Municipal Fund. Sincerely,

Brian J. McMahon  George T. Strickland
Portfolio Manager Portfolio Manager

*Morningstar proprietary rating reflects historical risk adjusted performances as of 6/30/99. Ratings are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar overall ratings are calculated from the funds' three-, five-, and ten year average annual returns and a risk factor that reflects fund performance relative to three month Treasury bill returns. 10% of the funds in an investment category receive five stars and 22.5% receive four stars. LTMFX is ranked 4 stars for the 3-year period, 4 stars for the 5-year period, and 5 stars for the 10-year period ending 6/30/99. At 6/30/99, there were 1,591 bond funds with 3-year ratings, 1,191 with 5-year ratings, and 366 with 10-year ratings in Morningstar's Municipal Bond category. Ratings are for Class A shares only.
Past performance cannot guarantee future results.

ASSETS

Investments at value (cost $962,158,464) .......................    $975,312,230
Cash ...........................................................          96,793
Receivable for fund shares sold ................................       2,376,072
Interest receivable ............................................      14,617,967
Prepaid expenses and other assets ..............................          29,680
                           Total Assets ........................     992,432,742

LIABILITIES

Payable for investments purchased ..............................      72,380,105
Payable for fund shares redeemed ...............................       1,246,860
Accounts payable investment advisor (Note 4) ...................         441,237
Accounts payable and accrued expenses ..........................         608,229
Dividends payable ..............................................       1,150,779
                           Total Liabilities ...................      75,827,210

NET ASSETS .....................................................    $916,605,532

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share ($807,232,264 applicable to 60,893,607 shares of beneficial interest
outstanding - Note 5) ..........................................    $      13.26

Maximum sales charge, 1.50 % of offering
price (1.52% of net asset value per share) .....................            0.20
Maximum Offering Price Per Share ...............................    $      13.46

Class C Shares:
Net asset value and offering price per share ($28,047,690
applicable to 2,112,188 shares of beneficial interest
outstanding - Note 5) ..........................................    $      13.28

Class I Shares:
Net asset value, offering and redemption price per share
($81,325,578 applicable to 6,133,977 shares of beneficial
interest outstanding - Note 5) .................................    $      13.26

See notes to financial statements ..............................


INVESTMENT INCOME:
Interest income (net of premium amortized of $3,950,923$ 49,445,732

EXPENSES:
Investment advisory fees (Note 4) .............................      4,227,634
Administration fees (Note 4)
                  Class A Shares ..............................      1,032,057
                  Class C Shares ..............................         32,214
                  Class I Shares ..............................         40,246
Distribution and service fees (Note 4)
                  Class A Shares ..............................      2,064,113
                  Class C Shares ..............................        257,778
Transfer agent fees ...........................................        487,940
Custodian fees ................................................        362,700
Registration and filing fees ..................................         83,853
Professional fees .............................................         70,840
Accounting fees ...............................................         88,975
Director fees .................................................         24,270
Other expenses ................................................         73,393

                           Total Expenses .....................      8,846,013

Less:
                  Expenses reimbursed by investment adv .......        (11,642)
                  Distribution and service fees waived (Note 4) ..     (96,710)

                           Net Expenses .......................      8,737,661

                           Net Investment Income ..............     40,708,071

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (Note 6)
Net realized gain on investments sold .........................        650,165
(Decrease) in unrealized appreciation of investments ..........    (17,908,654)

                           Net Realized and Unrealized Gain
                           (Loss) on Investments ..............    (17,258,489)

                           Net Increase in Net Assets
                           Resulting from Operations $ ........     23,449,582

See notes to financial statements

                                                 Year Ended        Year Ended
                                                June 30, 1999     June 30, 1998

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income .......................   $  40,708,071    $  41,845,041
Net realized gain on investments sold .......         650,165          342,383
Increase (decrease) in unrealized appreciation
     of investments                               (17,908,654)       4,063,563

     Net Increase in Net Assets
     Resulting from Operation                      23,449,582       46,250,987

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares .....................     (35,908,097)     (38,380,219)
         Class C Shares .....................      (1,011,841)        (826,124)
         Class I Shares .....................      (3,788,133)      (2,638,698)

FUND SHARE TRANSACTIONS (Note 5):
         Class A Shares .....................     (14,611,591)      (4,905,669)
         Class C Shares .....................       5,891,555        3,140,092
         Class I Shares .....................       5,304,081       41,796,989

     Net Increase (Decrease) in Net Assets        (20,674,444)      44,437,358

NET ASSETS:
         Beginning of year ..................     937,279,976      892,842,618

         End of year ........................   $ 916,605,532    $ 937,279,976

See notes to financial statements ...........


Note 1 - Organization
Thornburg Limited Term Municipal Fund, Inc. (the "Fund") was incorporated in Maryland on February 14, 1984. The Fund was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio (the "Portfolio") and California Portfolio. The Fund is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from federal income tax as is consistent with preservation of capital. The Portfolio currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Portfolio represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and
(iv) the respective classes have different reinvestment privileges. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Portfolio are limited to distribution fees, administrative fees, and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining the net asset value of the Portfolio, the Fund utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Portfolio are reviewed by the officers of the Fund under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required. Dividends paid by the Portfolio for the year ended June 30, 1999 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with the investment objectives of the Portfolio and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security for the Portfolio, on a when-issued basis, the Portfolio will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Portfolio of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Portfolio's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.
Dividends: Net investment income of the Portfolio is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Portfolio at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually. General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Use of Estimates:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Merger of MacKenzie National Municipal Fund
On September 4, 1997, the Fund acquired all of the net assets of the MacKenzie Limited Term National Municipal Fund ("MacKenzie") pursuant to a plan of reorganization approved by MacKenzie's shareholders. The merger was accomplished by a tax free exchange of Class A shares of the Portfolio (valued at $51,645,133) for the net assets of MacKenzie which aggregated $51,645,133, including $1,028,723 of unrealized appreciation. The combined net assets of the Portfolio immediately after merger were $936,759,616.

Note 4 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the year ended June 30, 1999, these fees were payable at annual rates ranging from 1/2 of 1% to 9/40 of 1% of the average daily net assets of the Portfolio. The Fund also has an
Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Portfolio's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the year ended June 30, 1999, the Adviser voluntarily reimbursed certain operating expenses amounting to $11,642. The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Portfolio shares. For the year ended June 30, 1999, the Distributor earned commissions aggregating $83,562 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $10,800 from redemptions of Class C shares of the Portfolio. Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser amounts not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Portfolio for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Portfolio's shares. The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Portfolio's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Portfolio at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Portfolio under their respective service and distribution plans and fees waived by the Distributor for the year ended June 30, 1999, are set forth in the statement of operations. Certain officers and directors of the Fund are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated directors is borne by the Fund.

Note  5 - Shares of Beneficial Interest
At June 30, 1999 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $907,222,510. Transactions in shares of beneficial interest were as follows:

                                                   Year Ended June 30, 1999        Year Ended June 30, 1998
Class A Shares                                     Shares         Amount           Shares         Amount
Shares sold .............................       7,736,450    $ 104,778,952       11,281,653    $ 152,647,428
Shares issued to shareholders in
         reinvestment of distributions ..       1,701,338       23,026,141        1,828,097       24,714,633
Shares issued in merger .................               0                0        3,834,086       51,645,133
Shares repurchased ......................     (10,518,497)    (142,416,684)     (17,296,867)    (233,912,863)

Net Increase (Decrease) .................      (1,080,709)   ($ 14,611,591)        (353,031)   ($  4,905,669)

Class C Shares
Shares sold .............................         830,439    $  11,282,893          633,883    $   8,559,695
Shares issued to shareholders
         in reinvestment of distributions          59,009          799,953           48,651          658,733
Shares repurchased ......................        (457,401)      (6,191,291)        (449,094)      (6,078,336)

Net Increase ............................         432,047    $   5,891,555          233,440    $   3,140,092

Class I Shares
Shares sold .............................       2,211,674    $  30,012,617        3,756,419    $  50,860,935
Shares issued to shareholders in
         reinvestment of distributions ..         220,810        2,988,608          142,116        1,920,839
Shares repurchased ......................      (2,044,460)     (27,697,144)        (812,038)     (10,984,785)

Net Increase ............................         388,024    $   5,304,081        3,086,497    $  41,796,989


Note 6 - Securities Transactions
For the year ended June 30, 1999, the Portfolio had purchase and sale transactions (excluding short-term securities) of $248,337,093 and $213,318,825 respectively.
The cost of investments for Federal income tax purposes is $962,375,238.
At June 30, 1999, net unrealized appreciation of investments was $12,936,992 resulting from $17,248,795 gross unrealized appreciation and $4,311,803 gross unrealized depreciation.

Accumulated net realized losses from security transactions included in net assets at June 30, 1999 aggregated $3,770,744. For Federal income tax purposes, the Portfolio has realized capital loss carryforwards of approximately $3,400,000 from prior fiscal years available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire in varying amounts through June 30, 2004.

                                                                                  Year Ended June 30,
                                                                  1999          1998          1997         1996           1995
CLASS A SHARES:

Net asset value, beginning of year .....................   $        13.50  $        13.44  $   13.35  $   13.37  $        13.27

Income from investment operations:
         Net investment income .........................             0.59            0.61       0.62       0.63            0.64
         Net realized and unrealized
         gain (loss) on investments ....................            (0.24)           0.06       0.09      (0.02)           0.10

Total from investment operations .......................             0.35            0.67       0.71       0.61            0.74
Less dividends from:
         Net investment income .........................            (0.59)          (0.61)     (0.62)     (0.63)          (0.64)

Change in net asset value ..............................            (0.24)           0.06       0.09      (0.02)           0.10

Net asset value, end of year ...........................   $        13.26  $        13.50  $   13.44  $   13.35  $        13.37

TOTAL RETURN (a) .......................................             2.58%           5.05%      5.46%      4.60%           5.76%

RATIOS/SUPPLEMENTAL DATA Ratios to average net asset:
         Net investment income .........................             4.35%           4.50%      4.65%      4.66%           4.86%
         Expenses ......................................             0.96%           0.97%      0.96%      0.97%           0.97%

Portfolio turnover rate ................................            22.16%          24.95%     23.39%     20.60%          23.02%

Net assets at end of year (000) .......................   $       807,232   $      836,947  $ 837,621  $ 917,831      $  931,987

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.


                                                                                                                      Period from
                                                                                                                Sept. 1, 1999 (a)-
                                                                                   Year Ended June 30,                June 30,
                                                             1999           1998           1997           1996          1995

CLASS C SHARES:

Net asset value, beginning of year ..................   $       13.53  $       13.46  $       13.37  $       13.40  $      13.29

Income from investment operations:
         Net investment income ......................            0.53           0.55           0.57           0.57          0.46
         Net realized and unrealized
         gain (loss) on investments .................           (0.25)          0.07           0.09          (0.03)         0.11

Total from investment operations ....................            0.28           0.62           0.66           0.54          0.57
Less dividends from:
         Net investment income ......................           (0.53)         (0.55)         (0.57)         (0.57)        (0.46)

Change in net asset value ...........................           (0.25)          0.07           0.09          (0.03)         0.11

Net asset value, end of year ........................   $       13.28  $       13.53  $       13.46  $       13.37  $      13.40

TOTAL RETURN (b) ....................................            2.08%          4.70%          5.02%          4.05%         4.25%

RATIOS/SUPPLEMENTAL DATA Ratios to average net asset:
         Net investment income ......................            3.93%          4.08%          4.24%          4.22%         4.21%(c)
         Expenses, after expense reductions .........            1.38%          1.38%          1.38%          1.41%         1.60%(c)
         Expenses, before expense reductions ........            1.78%          1.83%          1.86%          1.63%         1.84%(c)

Portfolio turnover rate .............................           22.16%         24.95%         23.39%         20.60%        23.02%

Net assets at end of year (000) ....................   $       28,048   $     22,729    $    19,475   $     15,948     $    6,469

(a)  Commencement of sales of Class C shares.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized.


                                                                Year Ended June 30,
                                                                 1999        1998

                                                                                     Period from July 5, 1996 (a)
                                                                                        June 30, 1997

CLASS I SHARES:

Net asset value, beginning of  year                         $  13.51  $       13.44  $       13.27

Income from investment operations:
         Net investment income ......................            0.64           0.66           0.66
         Net realized and unrealized
         gain (loss) on investments .................           (0.25)          0.07           0.17

Total from investment operations ....................            0.39           0.73           0.83
Less dividends from:
         Net investment income ......................           (0.64)         (0.66)         (0.66)

Change in net asset value ...........................           (0.25)          0.07           0.17

Net asset value, end of year ........................   $       13.26  $       13.51  $       13.44

TOTAL RETURN (b) ....................................            2.87%          5.52%          6.42%

RATIOS/SUPPLEMENTAL DATA Ratios to average net asset:
         Net investment income ......................            4.71%          4.85%          5.01%(c)
         Expenses, after expense reductions .........            0.60%          0.60%          0.60%(c)
         Expenses, before expense reductions ........            0.61%          0.66%          0.79%(c)

Portfolio turnover rate .............................           22.16%         24.95%         23.39%

Net assets at end of year (000) ...............         $      81,326    $     77,605    $    35,746

(a) Commencement of sale of Class I shares
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year
(c) Annualized.


CUSIPS:  Class A - 532-723-103, Class C - 532-723-509, Class I - 532-723-806
NASDAQ Symbols:  Class A - LTMFX, Class C -LTMCX , Class I - LTMIX

Schedule of Investments
Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
June 30, 1999
CUSIPS: Class A - 532-723-103, Class C - 532-723-509, Class I - 532-723-806
NASDAQ Symbols: Class A - LTMFX, Class C - LTMCX, Class I - LTMIX
Alabama          (1.90%)
1,675,000        Alabama A&M University Housing & General Fee Revenue         Aaa/AAA         $1,761,078
                 Series 1992, 5.90% due11/1/2002 (Living & Learning Center
                 Project; Insured: MBIA)
1,000,000        Alabama Water Pollution Control Authority Series 1991,       Aaa/AAA         1,043,200
                 6.45% due 8/15/2002(Insured: AMBAC)
2,100,000        Birmingham Carraway Special Care Facilities Financing        NR/AAA          2,131,080
                 Authority Revenue,5.20% due 8/15/2006 (Carraway Methodist
                 Health Systems A Project)
1,550,000        Birmingham Jefferson Civic Center Authority Special Tax      A3/A+           1,585,185
                 Series 1989, 7.20%due 1/1/2001
2,500,000        Birmingham Special Care Facility Finance Authority Revenue   A1/NR           2,594,950
                 Series 1990,7.625% due 12/1/2010 put 12/1/00 (Methodist
                 Homes for the Aging Project;LOC: SouthTrust Bank)
1,495,000        Houston County Hospital Board Revenue Refunding Series       Aaa/AAA         1,510,473
                 1984, 7.625% due4/1/2007 pre-refunded 2/15/02 @ 100 (South
                 East Alabama Medical CenterProject)
255,000          Houston County Hospital Revenue Bonds, 6.375% due            Aaa/NR          262,864
                 1/1/2002  (ETM)
1,000,000        Huntsville Healthcare Authority Revenue Bonds, 5.50% due     Aaa/AAA         1,029,780
                 6/1/2008 (Insured:MBIA)
1,310,000        Montgomery County Revenue Warrants Series 1992, 6.625% due   NR/NR           1,389,229
                 4/1/2002 pre-refunded 4/1/01 @ 102
705,000          Montgomery Special Care Facilities Baptist Med Center        Aaa/AAA         707,376
                 Series A, 4.75% due5/1/2004 (Insured: AMBAC) (when issued)
735,000          Montgomery Special Care Facilities Baptist Med Center        Aaa/AAA         736,066
                 Series A, 4.80% due5/1/2005 (Insured: AMBAC) (when issued)
770,000          Montgomery Special Care Facilities Baptist Med Center        Aaa/AAA         769,060
                 Series A, 4.85% due5/1/2006 (Insured: AMBAC) (when issued)
1,000,000        Morgan County Decatur Health Care Authority Hospital         NR/AAA          1,061,360
                 Revenue, 6.10% due3/1/2007
1,920,000        Scottsboro Industrial Development Board Refunding, 5.25%     NR/NR           1,873,095
                 due 5/1/2009
Alaska           (0.30%)
300,000          Alaska Industrial Development &  Export Authority            A2/A            307,494
                 Refunding Revolving FundSeries B, 5.60% due 4/1/2002
2,500,000        North Slope Borough General Obligation Refunding Series      Aaa/AAA         2,605,200
                 1992-A, 5.80% due6/30/2002 (Insured: MBIA)
Arizona          (1.40%)
1,250,000        Arizona Educational Loan Marketing Corporation Revenue       Aa2/NR          1,273,287
                 Series 1992-A, 6.70%due 3/1/2000
2,320,000        Arizona Municipal Finance Program Certificate of             Aaa/AAA         2,749,850
                 Participation Series 15,8.65% due 8/1/2004 (Flagstaff
                 Project) (ETM)
235,000          Glendale Water and Sewer Revenue, 9.00% due 7/1/2003         Aaa/AAA         273,998
                 (ETM)
355,000          Maricopa County Certificate of  Participation, 5.625% due    A2/BBB+         360,669
                 6/1/2000
2,000,000        Maricopa County Paradise Valley Unified School District      Aaa/AAA         1,838,620
                 General ObligationRefunding Series 1992, 0% due 7/1/2001
                 (Insured: AMBAC)
500,000          Maricopa County School District 40 - Glendale General        Baa1/A-         481,030
                 Obligation, 0% due7/1/2000
750,000          Maricopa County School District 40 - Glendale General        Baa1/A-         702,518
                 Obligation, 0% due1/1/2001
1,000,000        Maricopa County Unified School District 48, 7.75% due        Aa2/AA          1,121,920
                 7/1/2003
500,000          Maricopa County Unified School District 48 G.O., 5.60% due   Baa1/A-         519,200
                 7/1/2003
2,000,000        Pima  County/Tucson  Unified  School  District 1 School      Aaa/AAA         2,071,500
                 Improvement   Series1992-D,   5.50%  due   7/1/2002
                 (Insured:
                 FGIC)
1,000,000        Show Low Industrial Development Authority Hospital Revenue   NR/A            1,000,290
                 Series A, 5.125%due 12/1/2007 (Navapache Regional Medical
                 Center Project; Insured: ACA)
175,000          South Tucson Municipal Property Corporation Series 1990,     NR/BB           182,124
                 8.25% due 6/1/2000(ETM)
1,200,000        Tucson Water System Revenue Refunding Series 1992, 5.80%     A1/A+           1,200,072
                 due 7/1/1999
Arkansas         (0.40%)
1,000,000        Arkansas State General Obligation College Savings, 0% due    Aa3/AA          879,920
                 6/1/2002
2,645,000        Little Rock Hotel And Restaurant Gross Receipts Tax          A/NR            3,025,642
                 Refunding, 7.125% due8/1/2009
California       (11.20%)
2,145,000        Antelope Valley Hospital Revenue Bond, 5.50% due 1/1/2007    Aaa/AAA         2,262,138
                 (Insured: FSA)
7,440,000        California Health Facilities Financing Authority Series      Aaa/AAA         7,940,935
                 1991-D, 6.50% due7/1/2016 pre-refunded 7/1/01 @ 102
                 (Catholic Health Care Project)
10,000           California Health Facilities Financing Revenue, 2.85% due    VMIG1/A1+       10,000
                 7/1/2013 put7/1/99  (daily demand notes)
2,825,000        California Housing Financing Agency Revenue, 5.05% due       Aaa/AAA         2,835,565
                 8/1/2006
515,000          California Public Works Board Lease Revenue, 4.75% due       A2/A            519,517
                 10/1/2007
350,000          California State General Obligation, 9.25% due 3/1/2005      Aa3/A+          432,835
1,100,000        California Statewide Communities Development Authority       Aaa/AAA         1,071,378
                 Certificate ofParticipation, 4.31% (inverse floater) due
                 1/1/2002 (Motion Picture &Television Fund Project;
                 Insured: AMBAC)
670,000          California Statewide Community Development Authority         NR/A+           684,157
                 Insured HealthFacilities Revenue Certificate of
                 Participation Series 1992, 6.40% due5/1/2002 (Eskaton
                 Properties Incorporated Phase II Project)
1,000,000        Escondido Multi Family Housing Revenue Refunding Bond        NR/AAA          1,041,500
                 Series 1997-A, 5.40%due 1/1/2027  put 7/1/07 (Terrace
                 Gardens Project; Collateralized: FNMA)
910,000          Fairfield-Suisun Sewer District Revenue Refunding Series     Aaa/AAA         965,082
                 A, 6.50% due5/1/2003 (Insured: MBIA)
6,475,000        Glendale Hospital Revenue Series 1994, 7.625% due            NR/A+           7,069,146
                 1/1/2005  (Verdugo HillsProject; Guarantee: Industrial
                 Indemnity)
1,000,000        Los Angeles Transit Finance Corporation Certificate of       A1/NR           1,000,060
                 Participation Series1992-B, 5.70% due 7/1/1999
1,995,000        Los Angeles Transportation Commission Certificate of         A1/NR           2,041,703
                 Participation, 5.90%due 7/1/2000
2,500,000        Los Angeles Transportation Commission Certificate of         A1/NR           2,588,975
                 Participation, 6.00%due 7/1/2001
1,500,000        Los Angeles Unified School District Certificates of          A2/A            1,554,120
                 Participation, 6.20%due 6/1/2001 (Dr. Francisco Bravo
                 Medical Project)
500,000          Los Angeles Water and Power, 9.00% due 2/1/2002              Aa3/A+          558,205
500,000          Los Angeles Water and Power, 9.00% due 9/1/2004              Aa3/A+          594,825
5,710,000        Los Angeles Water and Power, 7.10% due 1/15/2031 crossover   Aa3/A+          6,071,215
                 refunded 1/15/01@ 102
1,500,000        MSR Public Power Agency Series F, 5.45% due 7/1/2001 (San    Aaa/AAA         1,544,790
                 Juan Project;Insured: AMBAC)
265,000          New Haven Unified School District Certificates of            NR/A-           268,530
                 Participation, 7.00% due12/1/1999
1,375,000        Orange County Refunding Recovery A, 5.20% due 6/1/2003       Aaa/AAA         1,423,661
                 (ETM)
1,625,000        Orange County Unrefunded Balance Refunding Recovery A,       Aaa/AAA         1,686,084
                 5.20% due 6/1/2003(Insured: MBIA)
1,000,000        Orange County Local Transportation Authority Sales Tax       Aa3/AA+         1,025,150
                 Revenue, 5.50% due2/15/2001
13,000,000       Orange County Recovery Certificates of Participation         Aaa/AAA         13,524,160
                 Series A, 5.50% due7/1/2002 (Insured: MBIA)
2,500,000        Orange County Refunding Recovery, 5.10% due 6/1/2002         Aaa/AAA         2,568,750
                 (Insured : MBIA)
7,600,000        Orange County Refunding Recovery, 6.50% due 6/1/2004         Aaa/AAA         8,337,504
                 (Insured: MBIA)
5,200,000        Orange County Refunding Recovery, 6.50% due 6/1/2005         Aaa/AAA         5,766,280
                 (Insured: MBIA)
2,000,000        Orange County Special  Financing  Authority Teeter Plan      Aaa/A-1         2,016,620
                 Revenue  Series  E,6.15% due  11/1/2014  put 11/1/99
                 (LOC:
                 Industrial Bank of Japan)
5,000,000        Orange County Special  Financing  Authority Teeter Plan      Aaa/A-1         5,185,700
                 Revenue  Series  E,6.35% due  11/1/2014  put 11/1/01
                 (LOC:
                 Industrial Bank of Japan)
1,290,000        Oxnard Harbor District Revenue Refunding, 6.60% due          Aaa/AAA         1,312,407
                 8/1/2000 (Insured: FSA)
500,000          Palomar Pomerado Health Systems Revenue, 0% due 11/1/2003    Aaa/AAA         415,240
                 (Insured: MBIA)
500,000          Pomona Public Financing Authority Rev. Series P, 5.625%      NR/BBB+         521,025
                 due 10/1/2003
2,715,000        Redwood City Multi Family Housing Revenue Series 1985-B,     NR/A+           2,721,570
                 5.20% due10/1/2008  put 10/1/00 (Redwood Shores Apartments
                 Projects; Insured:Continental Casualty)
620,000          San Francisco Airport Improvement Corporation Lease          Aaa/AAA         620,074
                 Revenue Bond, 7.875%due 7/1/1999 (United Airlines Project)
                 (ETM)
1,840,000        San Francisco City and County Educational Facilities 97      Aa3/AA-         1,899,009
                 Unified SchoolDistrict Series B, 5.25% due 6/15/2009
1,000,000        San Francisco Port Community Rev., 9.00% due 7/1/2003        A1/A-           1,162,760
2,100,000        San Joaquin County Certificates of Participation, 5.50%      A2/A-           2,107,413
                 due 9/1/1999(General Hospital Project)
2,000,000        San Marcos PFA Tax Allocation Series 1992-A, 5.60% due       Aaa/AAA         2,050,040
                 1/1/2001 (Insured:FSA) (ETM)
500,000          Santa Clara Certificates of Participation, 7.75% due         Aaa/AAA         543,745
                 2/1/2002 (Insured:MBIA)
2,000,000        Santa Clara County Financing Authority Lease Revenue         Aaa/AAA         2,053,800
                 Series B, 5.50% due5/15/2009 (Insured: AMBAC) (when
                 issued)
4,180,000        Santa Margarita & Dana Point Authority Revenue Improvement   Aaa/AAA         4,992,341
                 District SeriesA, 9.50% due 8/1/2003 (Insured: MBIA)
1,000,000        Sonoma County Certificate of Participation Public Works      NR/A+           1,018,320
                 ImprovementProgram, 5.875% due 8/1/2004 (Integrated Waste
                 Project)
750,000          Southern California Public Power Authority Rev., 6.75% due   A2/A            783,278
                 7/1/2001 (PowerProject)
2,000,000        Southgate Recreation & Park District Certification of        NR/A+           2,039,000
                 Participation, 5.15%due 10/1/2021 pre-refunded 10/1/01
                 (Wildhawk Golf Club Project; LOC: U.S.Bank of California)
1,000,000        University California Certificates of Participation,         Aa3/NR          1,220,090
                 10.00% due 11/1/2003(UCLA Center Chiller/Cogen Project)
780,000          University California Revenue Series A, 6.30% due 9/1/2000   NR/A+           802,503
Colorado         (3.80%)
500,000          Arvada Limited Sales & Use Tax Series 1991, 6.50% due        NR/NR           521,375
                 6/1/2001  (ETM)
390,000          Boulder County Single Family Revenue Series 1982-A, 10.00%   NR/CC           377,458
                 due 11/1/1999
2,355,000        Boulder Urban Renewal Authority Tax Increment Refunding      Aaa/AAA         2,405,680
                 Series 1992, 5.90%due 3/1/2001 (Insured: MBIA)
1,465,000        Boulder Urban Renewal Authority Tax Increment Refunding      Aaa/AAA         1,502,606
                 Series 1992, 6.00%due 3/1/2002 (Insured: MBIA)
490,000          Castle Pines Metropolitan District General Obligation        Aaa/AAA         498,482
                 Refunding &Improvement, 7.50% due 12/1/1999 (Insured: FSA)
                 (ETM)
370,000          Colorado Health Facilities Authority Revenue Refunding       Baa1/NR         360,550
                 National BenevolentAssociation B, 4.90% due 2/1/2008
2,000,000        Colorado Housing Finance Authority Capital Appreciation      Aa1/AA-         1,758,860
                 Series A, 0% due11/1/2001
835,000          Colorado Student Loan Revenue Series 1992-B, 6.40% due       A/NR            838,933
                 9/1/1999
2,020,000        Colorado Student Loan Revenue Series 1992-B, 6.55% due       A/NR            2,082,074
                 12/1/2002
3,230,000        Colorado Student Obligation Bond Authority Revenue Series    A/NR            3,303,224
                 1994-L, 5.90% due9/1/2000
2,395,000        Colorado Student Obligation Bond Authority Student Loan      A/NR            2,471,065
                 Revenue Series B,5.90% due 9/1/2002
2,990,000        Denver City & County Excise Tax Revenue Refunding Series     Aaa/AAA         3,064,122
                 A, 5.25% due9/1/2008 (Insured: FSA)
1,080,000        Denver City & County Industrial Development Revenue, 7.40%   NR/A-           1,147,857
                 due 3/1/2003(University of Denver Project)
1,155,000        Denver City & County Industrial Development Revenue, 7.50%   NR/A-           1,229,405
                 due 3/1/2004(University of Denver Project)
1,185,000        Denver City & County Industrial Development Revenue, 7.60%   NR/A-           1,266,196
                 due 3/1/2005(University of Denver Project)
3,500,000        Denver City & County Industrial Development Revenue,         NR/A1+          3,533,810
                 5.375% due 7/1/2011put 7/1/00 (Translogic Corporation
                 Project; LOC: Commerzbank)
2,460,000        Denver School District 1 Certificate of Participation        Aaa/AAA         2,553,062
                 Series 1996, 5.50%due 12/15/2002 (Insured: AMBAC)
500,000          El Paso County School District General Obligation 20         A3/NR           584,175
                 Series B, 8.25% due12/15/2004 (State Aid Withholding)
560,000          Highlands Ranch Metro District 1 Refunding, 5.25% due        Aaa/AAA         578,133
                 9/1/2003 (Insured:AMBAC)
2,175,000        Highlands Ranch Metro District 2 General Obligation, 6.00%   Aaa/AAA         2,317,506
                 due 6/15/2004(Insured: FSA)
2,725,000        Westminister Multi Family Housing Revenue Series 1995,       NR/AA-          2,855,337
                 5.95% due 9/1/2015 put 9/1/06 (Semper Village Apartments
                 Project; Insured: AXA)
1,350,000        Westminster Sales & Use Tax Revenue Refunding Series 1996,   NR/AA-          1,389,919
                 5.50% due12/1/2001
Connecticut      (1.60%)
1,685,000        Bridgeport General Obligation, 6.00% due 3/1/2005            Aaa/AAA         1,801,434
                 (Insured: AMBAC)
1,325,000        Bridgeport General Obligation, 6.00% due 3/1/2006            Aaa/AAA         1,423,328
                 (Insured: AMBAC)
1,045,000        Capitol Region Education Council, 6.375% due 10/15/2005      NR/BBB          1,095,515
5,540,000        Connecticut State Special Tax Obligation Series 1989-B, 0%   Aaa/AAA         5,539,501
                 due 7/1/1999(Transportation Infrastructure Project;
                 Insured: AMBAC)
5,000,000        Connecticut Unemployment Compensation Advance Fund           Aaa/AAA         5,133,500
                 Refunding Revenue Series1996-A, 5.50% due 5/15/2001
                 (Insured: AMBAC)
500,000          New Haven General Obligation, 9.50% due 11/15/2003           A3/BBB+         589,535
Delaware         (0.20%)
1,500,000        Delaware Solid Waste System Revenue, 6.00% due 7/1/2003      Aaa/AAA         1,586,640
                 (Insured: MBIA)
District of      (1.40%)
Columbia
500,000          District Columbia Hospital Revenue Refunding Medlantic       Aaa/AAA         538,900
                 Healthcare Group A,6.00% due 8/15/2007  (ETM)
275,000          District of  Columbia Association of American Medical        NR/AA-          286,707
                 Colleges, 7.20% due2/15/2001  pre-refunded 2/15/00 @ 102
60,000           District of Columbia Refunding Series A - 3, 4.90% due       Baa3/BBB        60,696
                 6/1/2000
25,000           District of Columbia Pre-refunded Series B, 7.10% due        Aaa/AAA         25,812
                 6/1/2000 (Insured:FSA)
2,845,000        District of Columbia Certificate of Participation Series     NR/BBB-         2,932,313
                 1993, 6.875% due1/1/2003
1,505,000        District of Columbia General Obligation Capital              Aaa/AAA         1,320,893
                 Appreciation Refunding, 0%due 6/1/2002 (Insured: MBIA)
2,000,000        District of Columbia General Obligation Refunding Series     Aaa/AAA         2,045,280
                 A, 5.50% due6/1/2001 (Insured: FSA)
1,000,000        District of Columbia Revenue, 6.00% due 7/15/2003            Aaa/AAA         1,049,200
                 (Childrens HospitalProject; Insured: FGIC)
1,330,000        District of Columbia Revenue, 6.00% due 8/15/2005            Aaa/AAA         1,423,938
                 (Medlantic HealthcareProject; Insured: MBIA) (ETM)
300,000          District of Columbia Revenue, 5.00% due 1/1/2008 (Insured:   Aaa/AAA         298,155
                 AMBAC)
1,120,000        District of Columbia Revenue Bonds, 5.00% due 1/1/2004       Aaa/AAA         1,134,851
                 (AmericanAssociation for Advancement of Science Project;
                 Insured: AMBAC)
1,235,000        District of Columbia Revenue Bonds, 5.50% due 1/1/2006       Aaa/AAA         1,276,533
                 (AmericanAssociation for Advancement of Science Project;
                 Insured: AMBAC)
110,000          District of Columbia Series A, 5.30% due 6/1/2000  (ETM)     NR/NR           111,666
1,390,000        District of Columbia Unrefunded Balance, 5.30% due           Baa3/BBB        1,409,571
                 6/1/2000
Florida          (3.00%)
200,000          Alachua County Health Facilities Revenue, 7.00% due          NR/AAA          213,174
                 12/1/2001 (ShandsHospital & Clinics Project) (ETM)
355,000          Brevard County Tourist Development Tax Revenue Series        NR/NR           363,538
                 1993, 6.325% due3/1/2003 (Florida Marlins Training
                 Facilities)
3,000,000        Collier County School Board Certificates of Participation,   Aaa/AAA         3,084,180
                 5.50% due2/15/2003 (Insured: FSA)
5,000,000        Dade County Solid Waste System Special Obligation Revenue,   Aaa/AAA         5,153,100
                 5.25% due10/1/2003 (Insured: AMBAC)
200,000          East County Water Control District Lee County Drain, 5.50%   NR/AA           207,228
                 due 11/1/2003(LOC: Asset Guaranty)
1,500,000        Florida Housing Development Authority, 6.25% due 12/1/2006   NR/AAA          1,546,080
                 (Hammock's PlaceProject)
1,940,000        Florida Housing Finance Authority Series 1987, 4.85% due     NR/AA           1,942,774
                 2/1/2008  put2/1/01 (Guaranteed: Connecticut General)
3,100,000        Florida Housing Finance Authority Multi Family Housing       NR/AA-          3,124,831
                 Revenue, 5.10% due4/1/2013  put 4/1/02 (Park Colony
                 Project; LOC: Mellon Bank)
150,000          Hillsborough County Utility Refunding Rev, 9.75% due         Aaa/AAA         172,917
                 12/1/2003  (ETM)
550,000          Jacksonville Port Authority Rev., 7.625% due 11/1/2002       Aaa/AAA         607,018
                 (Insured: MBIA)
1,000,000        Jacksonville Port Authority Rev., 7.625% due 11/1/2003       Aaa/AAA         1,126,130
                 (Insured: MBIA)
1,000,000        Lee County School Board Certificate of  Participation,       Aaa/AAA         1,028,520
                 6.20% due 8/1/2000(Insured: FSA)
1,195,000        Lee County School Board Certificate of  Participation,       Aaa/AAA         1,247,437
                 6.30% due 8/1/2001(Insured: FSA)
125,000          Martin County Combined Special Assessment Series 1990-A,     NR/NR           128,256
                 8.125% due3/1/2001
4,295,000        Miami Dade County School Board Refunding Series              Aaa/AAA         4,389,318
                 Certifications ofParticipation, 5.25% due 8/1/2009
1,750,000        Orange County Health Facilities Authority Revenue Mortgage   Aaa/AAA         1,740,480
                 South CentralNursing Series A, 5.00% due 7/1/2009
                 (Insured: FSA)
940,000          Palm Beach County Industrial Development Revenue Series      NR/A+           996,438
                 1996, 6.00% due12/1/2006 (Lourdes-Noreen McKeen Residence
                 for Geriatric Care Project; LOC:Allied Irish Bank)
250,000          Pasco County School Board Certificate of Participation       Aaa/AAA         260,093
                 Series A, 6.10% due8/1/2001 (Insured: FSA) (ETM)
1,310,000        Port Orange Water and Sewer Revenue Refunding, 5.50% due     Aaa/AAA         1,368,347
                 10/1/2009(Insured: AMBAC)
300,000          Volusia County Health Facilities Authority, 5.50% due        NR/AA           309,450
                 6/1/2005
Georgia          (0.30%)
1,590,000        Burke County Development Authority Pollution Control         Aaa/AAA         1,677,132
                 Revenue, 6.25% due1/1/2003 (Insured: MBIA)
400,000          Gwinnett County Dev Auth Rev, 6.95% due 6/1/2001 (Mead       NR/NR           409,896
                 Corp. Project) (ETM)
1,000,000        Monroe County Pollution Control Revenue, 6.55% due           Aaa/AAA         1,094,430
                 1/1/2006 (OglethorpePower Corporation Project; Insured:
                 MBIA)
Guam             (0.10%)
800,000          Guam Government General Obligation Series A, 5.90% due       NR/BBB-         801,144
                 9/1/2005
Hawaii           (1.10%)
2,000,000        Hawaii General Obligation Refunding, 5.00% due 4/1/2008      Aaa/AAA         1,999,840
                 (Insured: MBIA)
4,000,000        Hawaii State Series California, 5.75% due 1/1/2008           A1/A+           4,180,360
2,250,000        Hawaii State Refunding Series Cc, 5.125% due 2/1/2009        A1/A+           2,245,680
1,500,000        Hawaii State Department Budget & Finance Special Purpose     A2/A            1,551,390
                 Mortgage Revenue,5.70% due 7/1/2003 (Kapiolani Health Care
                 System Project)
500,000          Honolulu City & County Series A, 7.25% due 7/1/2000          Aa3/AA-         517,805
Idaho            (0.70%)
700,000          Boise Urban Renewal Agency Package Revenue Tax Increment     NR/BBB+         721,812
                 Series A, 6.00%due 9/1/2002
4,980,000        Idaho Falls Electric Revenue Refunding, 0% due 4/1/2000      Aaa/AAA         4,849,923
                 (Insured: FGIC)
700,000          Idaho Housing Agency Single Family Mortgage Subordinated     Aa2/NR          725,963
                 Series D-1, 5.90%due 7/1/2006
325,000          Idaho Student Loan Marketing Association Refunding Revenue   NR/NR           326,576
                 Series 1992,6.40% due 10/1/1999
Illinois         (8.50%)
3,345,000        Champaign County Community Unit Series C, 0% due 1/1/2009    NR/AAA          2,040,417
1,800,000        Chicago General Obligation, 5.50% due 1/1/2004 (Insured:     Aaa/AAA         1,865,214
                 AMBAC)
2,695,000        Chicago O'Hare International Airport Revenue Series C 1,     Aaa/AAA         2,693,329
                 4.90% due 1/1/2007(Insured: MBIA)
5,000,000        Chicago O'Hare International Airport Special Facility        Aaa/AAA         5,090,100
                 Revenue RefundingInternational Terminal, 5.50% due
                 1/1/2008 (Insured: AMBAC) (when issued)
5,000,000        Chicago O'Hare International Airport Special Facility        Aaa/AAA         5,043,350
                 Revenue RefundingInternational Terminal, 5.50% due
                 1/1/2010 (Insured: AMBAC) (when issued)
3,000,000        Cook County Capital Improvement, 5.50% due 11/15/2008        Aaa/AAA         3,115,530
                 (Insured: FGIC)
2,000,000        Cook County Community College District 508, 8.40% due        Aaa/AAA         2,119,360
                 1/1/2001 (Insured:FGIC)
1,800,000        Cook County Community College District 508 COP, 8.50% due    Aaa/AAA         1,970,424
                 1/1/2002(Insured: FGIC)
3,350,000        Cook County Community Unified School District 401 Series     Aaa/AAA         2,735,308
                 1996, 0% due12/1/2003 (Insured: FSA)
595,000          Cook County School District 100, 8.20% due 12/1/2005         Aaa/NR          704,010
                 (Insured: FSA)
640,000          Cook County School District 100 Berwyn, 8.20% due            Aaa/NR          768,077
                 12/1/2006 (Insured: FSA)
2,600,000        Du Page And Will Counties Community School District Number   Aaa/AAA         2,583,230
                 204, 5.00% due12/30/2009 (Insured: FGIC)
715,000          Du Page County High School, 5.75% due 12/1/2006              Aa3/NR          755,576
760,000          Du Page County High School, 5.75% due 12/1/2007              Aa3/NR          802,484
870,000          Du Page County School District Capital Appreciation, 0%      Aaa/NR          626,017
                 due 2/1/2006(Insured: FGIC)
400,000          Illinois Development Finance Authority Revenue Refunding,    NR/BBB          409,512
                 5.60% due7/1/2004
1,000,000        Illinois Development Finance Authority Revenue Refunding     NR/BBB          1,023,400
                 Community RehabProviders A, 5.60% due 7/1/2005
1,000,000        Illinois Development Finance Authority Revenue Refunding,    NR/BBB          1,020,760
                 5.60% due7/1/2006
2,000,000        Illinois Development Finance Authority Revenue Provena       Aaa/AAA         2,050,420
                 Health Series A,5.50% due 5/15/2009 (Insured: MBIA)
4,020,000        Illinois Educational Facilities Authority Revenues           A1/AA           3,985,549
                 Advocate Health CareNetwork B, 5.25% due 8/15/2009
2,000,000        Illinois Health Facilities Authority Revenue Series 1992,    Baa2/BBB        2,091,560
                 7.00% due7/1/2002 (Trinity Medical Center Project)
500,000          Illinois Health Facilities Authority Revenue, 5.20% due      A3/A-           509,015
                 10/1/2003 (IllinoisMasonic Medical Center Project)
1,000,000        Illinois Health Facilities Authority Revenue Refunding,      NR/A-           1,042,890
                 6.25% due 12/1/2004(Friendship Village Schaumburg)
1,155,000        Illinois Health Facilities Authority Revenue Series A,       Aaa/AAA         1,176,136
                 5.25% due 7/1/2007(The Carle Foundation Project) (Insured:
                 AMBAC)
2,500,000        Illinois Health Facilities Authority Revenue Refunding       Aaa/AAA         2,826,075
                 Series C, 7.00% due4/1/2008 (Lutheran General Health)
                 (Insured: FSA)
45,000           Illinois Health Facilities Authority Revenue  Series A,      VMIG1/NR        44,743
                 4.70% due 7/1/2031 put 7/1/04 (Edgewater Med Center
                 Project; LOC: Credit Local De France)
780,000          Illinois Health Facilities Authority Revenue Series          NR/NR           829,140
                 1993-A, 7.875% due8/15/2005 (Community Provider Pooled
                 Loan Program Project)
1,000,000        Illinois St Partns, 5.10% due 7/1/2010 (Insured: AMBAC)      Aaa/AAA         996,000
7,350,000        Illinois State, 5.25% due 6/1/2009                           Aa2/AA          7,486,269
1,250,000        Illinois State Partns, 5.00% due 7/1/2007 (Insured: AMBAC)   Aaa/AAA         1,256,550
9,105,000        Lake County Forest Preserve District Capital Appreciation,   Aa1/AA+         6,334,622
                 0% due 12/1/2006
3,485,000        Lake CountyTownship High School District, 8.80% due          Aa1/AAA         4,538,515
                 12/1/2009
750,000          Macon County & Decatur Certificates of Participation,        Aaa/AAA         811,770
                 6.50% due 1/1/2005(Insured: FGIC)
500,000          Metropolitan Pier and Exposition Authority Dedicated State   Aaa/AAA         450,025
                 Tax Rev., 0% due12/15/2001 (Insured: MBIA)
2,445,000        Naperville City, Du Page & Will Counties Economic            NR/AA-          2,593,020
                 Development Revenue,6.10% due 5/1/2008 (Hospital and
                 Health System Association Project; LOC:American National
                 Bank)
2,800,000        Rosemont General Obligation Series B, 5.40% due 12/1/2005    A3/A            2,896,124
6,300,000        University Illinois University Revenues Capital              Aaa/AAA         4,422,096
                 Appreciation AuxilaryFacilities Systems, 0% due 10/1/2006
900,000          Will & Kendall Counties Community School District 202        Aaa/AAA         916,056
                 General Obligation,5.45% due 1/1/2005 (Insured: AMBAC)
Indiana          (5.40%)
1,250,000        Brownsburg School Building Corporation First Mortgage,       NR/A            1,274,975
                 5.375% due 8/1/2007
1,175,000        Brownsburg School Building Corporation First Mortgage,       NR/A            1,197,278
                 5.375% due 2/1/2007
1,255,000        Columbus School Building Corporation, 5.50% due 1/15/2002    Aaa/AAA         1,290,203
                 (Insured: MBIA)
1,860,000        Elberfeld J H Castle School Building Corporation Indiana     NR/A            1,343,069
                 First Mortgage, 0%due 1/15/2006
770,000          Elberfeld J H Castle School Building Corporation Indiana     Aaa/AAA         492,030
                 First MortgageRefunding, 0% due 1/5/2008 (Insured: MBIA)
1,860,000        Elberfeld J H Castle School Building Corporation Indiana     Aaa/AAA         1,157,682
                 First MortgageRefunding, 0% due 7/5/2008 (Insured: MBIA)
570,000          Gary Judgement Funding General Obligation, 6.60% due         NR/NR           576,960
                 12/15/1999
2,305,000        Hammond Multi-School Building Corp First Mortgage            NR/A            2,438,321
                 Refunding Bond Series1997, 6.00% due 7/15/2008 (Lake
                 County Project)
470,000          Indiana Bond Bank Series B, 7.25% due 2/1/2001 (Special      NR/A+           476,044
                 Loan Program)
1,120,000        Indiana Bond Bank Special Program Series 1992-B, 5.60% due   NR/A+           1,121,994
                 8/1/1999
2,640,000        Indiana Bond Bank State Revolving Fund Series 1993-A,        NR/AAA          2,672,234
                 5.50% due 2/1/2000
1,500,000        Indiana Health Facilities Revenue, 5.55% due 7/1/2001        Aaa/AAA         1,536,765
                 (Marion GeneralHospital Project; Insured: MBIA)
670,000          Indiana State Educational Facilities Authority Revenue       NR/A-           693,550
                 EducationalFacilities, 5.75% due 10/1/2009 (University
                 Indianapolis Project)
3,520,000        Indiana State Office Building Commission, 5.25% due          Aaa/AAA         3,558,227
                 7/1/2009
1,400,000        Indianapolis Economic Development Revenue, 5.30% due         Aaa/AAA         1,426,306
                 12/1/2007 (FNMAPass-Thru Certificate)
1,220,000        Indianapolis Local Public Improvement Bond Bank Trans Rev,   Aa/AA-          914,487
                 0% due 7/1/2005
1,240,000        Indianapolis Local Public Improvement Bond Bank Trans Rev,   Aa/AA-          879,867
                 0% due 7/1/2006
6,200,000        Indianapolis Local Public Improvement Bond Bank Trans Rev    NR/UR           6,207,626
                 Series 1996,6.00% due 1/10/2001
2,200,000        Indianapolis Resource Recovery Revenue, 6.75% due            Aaa/AAA         2,404,666
                 12/1/2004 (Ogden MartinSystem, Inc. Project; (Insured:
                 AMBAC)
670,000          Lake County Park District, 5.00% due 12/31/2007 (Insured:    Aaa/AAA         667,709
                 AMBAC)
700,000          Lake County Park District, 5.00% due 12/31/2008 (Insured:    Aaa/AAA         692,706
                 AMBAC)
700,000          Lake County Park District, 5.00% due 12/31/2009 (Insured:    Aaa/AAA         688,226
                 AMBAC)
1,025,000        Lawrence Township Indiana School Building Corporation        NR/A+           1,046,679
                 Refunding FirstMortgage, 5.25% due 7/5/2006
1,075,000        Lawrence Township Indiana School Building Corporation        NR/A+           1,086,191
                 Refunding FirstMortgage, 5.25% due 7/5/2007
1,135,000        Lawrence Township Indiana School Building Corporation        NR/A+           1,140,652
                 Refunding FirstMortgage, 5.25% due 7/5/2008
1,645,000        Logansport Multi-Purpose School Building Corporation First   NR/A            1,683,444
                 MortgageRefunding Series 1992, 5.50% due 7/1/2001
955,000          Mishawaka School First Mortgage, 6.25% due 7/15/2006         NR/A            1,022,757
1,015,000        Mishawaka School First Mortgage, 6.25% due 7/15/2007         NR/A            1,088,425
535,000          New Albany Floyd County School Building Corp., 6.20% due     NR/A            568,379
                 7/1/2003  (ETM)
1,660,000        Noblesville High School Building Corp. First Mortgage Bond   Aaa/AAA         1,749,208
                 Series 1997Refunding First Mortgage, 5.75% due 1/5/2006
                 (Insured: AMBAC)
1,820,000        Noblesville High School Building Corp. First Mortgage Bond   Aaa/AAA         1,924,141
                 Series 1997Refunding First Mortgage, 5.75% due 7/5/2006
                 (Insured: AMBAC)
1,295,000        Seymour Community High School Building Corporation           Aaa/AAA         1,337,722
                 Refunding FirstMortgage, 5.50% due 7/5/2008 (Insured: FSA)
1,820,000        Westfield Elem. School Building Corp. First Mtg Series       Aaa/AAA         2,037,763
                 1997, 6.80% due7/15/2007 (Insured: AMBAC)
1,385,000        Whitley County Middle School Building Corporation            Aaa/AAA         1,419,293
                 Refunding First Mortgage,5.25% due 7/10/2006 (Insured:
                 FSA)
1,470,000        Whitley County Middle School Building Corporation            Aaa/AAA         1,500,855
                 Refunding First Mortgage,5.25% due 7/10/2007 (Insured:
                 FSA)
1,575,000        Whitley County Middle School Building Corporation            Aaa/AAA         1,599,869
                 Refunding First Mortgage,5.25% due 7/10/2008 (Insured:
                 FSA)
Iowa             (1.50%)
1,225,000        Des Moines Hospital Revenue Refunding Series 1996-A, 6.25%   Aa2/NR          1,312,979
                 due 11/15/2004(Des Moines General Hospital Project; LOC:
                 Norwest)
1,500,000        Iowa Certificate of  Participation, 6.10% due 7/1/2001       Aaa/AAA         1,552,035
                 (Insured: AMBAC)
875,000          Iowa Student Loan Liquidity Corporation Student Loan         Aa1/NR          901,154
                 Revenue 1991 Series A,6.35% due 3/1/2001
2,000,000        Iowa Student Loan Liquidity Corporation Student Loan         Aaa/AAA         2,096,900
                 Revenue 1991 Series C,6.80% due 12/1/2002
2,675,000        Marion Commercial Development Revenue Refunding Series       NR/A            2,756,427
                 1991-A, 7.25% due1/1/2014  put 7/1/02 (Collins Road
                 Project; Insured: Trygg-Hansa)
500,000          Muscatine Electric Revenue, 9.50% due 1/1/2004  (ETM)        Aaa/AAA         561,290
4,445,000        Muscatine Electric Revenue Refunding Series 1992, 5.40%      Aaa/AAA         4,491,139
                 due 1/1/2000(Insured: AMBAC)
1,000,000        Polk County Revenue Catholic Health Initiatives, 5.50% due   Aa2/AA          1,040,480
                 12/1/2005
Kansas           (0.60%)
1,000,000        Kansas City Industrial Revenue Series 12/1/84, 7.20% due     NR/NR           1,032,330
                 12/1/2004 (AshGrove Cement Project)
1,000,000        Sedgwick County Unified School District 265, 8.20% due       Aaa/AAA         1,143,650
                 10/1/2003 (Insured:FSA)
3,920,000        Topeka Multi Family Housing Revenue Refunding Series         NR/A            4,005,064
                 1991-A, 7.25% due4/1/2021  put 4/1/02  (Fleming Court
                 Project; Insured: Trygg-Hansa)
Kentucky         (0.80%)
1,500,000        Jefferson County Hospital Revenue Pre-refunded, 8.124% due   Aaa/AAA         1,629,375
                 10/1/2002(Insured: MBIA)
3,000,000        Jefferson County Hospital Revenue Unrefunded, 8.124% due     Aaa/AAA         3,292,500
                 10/1/2002(Insured: MBIA)
1,000,000        Kentucky State Turnpike Authority Res Rec Rev, 0% due        Aaa/AAA         714,430
                 7/1/2006 (Insured:FGIC)
1,810,000        Paintsville First Mortgage Revenue Series 1991, 8.50% due    NR/NR           1,944,537
                 9/1/2003 (Paul B.Hall Medical Center Project; Guaranteed:
                 Health Management Associates)
Louisiana        (4.50%)
2,475,000        East Baton Rouge Sales Tax Series, 8.00% due 2/1/2006        Aaa/AAA         2,906,863
                 (Insured: FGIC)
1,000,000        Jefferson Parish Drainage Improvement Refunding, 6.15% due   NR/AAA          1,068,620
                 9/1/2005(Insured: FGIC)
1,040,000        Jefferson Parish School Board Refunding, 0% due 3/1/2008     Aaa/AAA         671,507
                 (Insured: FSA)
1,000,000        Louisiana Offshore Authority Deepwater Port Rev. Series B,   A3/A            1,067,490
                 6.25% due9/1/2004
1,065,000        Louisiana PFA Multi Family Housing, 5.95% due 3/15/2019      NR/AA-          1,102,414
                 put 3/15/05(Oakleigh Apts. Project; Insured: AXA)
5,000,000        Louisiana PFA Health and Ed Cap Fac Revenue Series 1985,     Aaa/AAA         5,079,800
                 5.00% due12/1/2015 put 6/1/02 (Insured: AMBAC)
1,200,000        Louisiana PFA Hospital, 3.65% due 7/1/1999 (St. Francis      Aaa/AAA         1,199,988
                 Medical CenterProject; Insured: FSA) (Inverse Floater)
1,100,000        Louisiana PFA Hospital, 3.90% due 7/1/2000 (St. Francis      Aaa/AAA         1,104,092
                 Medical CenterProject; Insured: FSA) (Inverse Floater)
1,300,000        Louisiana PFA Hospital Revenue and Refunding, 4.10% due      Aaa/AAA         1,278,225
                 7/1/2001 (St.Francis Medical Center Project; Insured: FSA)
                 (Inverse Floater)
3,450,000        Louisiana PFA Revenue, 5.375% due 12/1/2008 (Chateau De      NR/NR           3,352,572
                 Notre Dame Project)
4,000,000        Louisiana PFA Revenue, 5.375% due 12/1/2008 (Wynhoven        NR/NR           3,887,040
                 Health Care CenterProject)
3,525,000        Louisiana PFA Student Loan Revenue Series A-1, 6.10% due     Aaa/NR          3,575,725
                 3/1/2000
500,000          Louisiana State University Agricultural & Mechanical         NR/NR           542,715
                 College Board, 7.70%due 4/15/2002  (ETM)
2,125,000        Louisiana Unlimited Tax General Obligation Series A, 6.00%   Aaa/AAA         2,201,840
                 due 8/1/2001(Insured: FGIC)
750,000          New Orleans Audubon Park Commission Revenue Series A,        NR/NR           832,095
                 8.00% due 4/1/2012 pre-refunded 4/1/02 @ 102 (Aquarium
                 Project)
3,720,000        Orleans Levee District Public Improvement Trust Receipts     Aaa/AAA         3,866,047
                 Series 1995-A,5.95% due 11/1/2001 (Insured: FSA)
10,000,000       Orleans Parish School Board, 0% due 2/1/2008                 Aaa/AAA         6,170,100
460,000          Ouachita Parish Hospital District 1 Series 1991, 7.25% due   NR/A            486,137
                 7/1/2001  (ETM)
3,000,000        Saint Charles Parish Pollution Control Revenue Variable      Baa3/BBB-       2,991,810
                 Refunding Series A,4.85% due 6/1/2030 (Entergy Louisiana
                 Inc. Project)
600,000          St. Tammany Parish Louisiana Sales Tax, 5.75% due 4/1/2006   Aaa/AAA         633,204
                 (Insured: FGIC)
Maine            (0.00%)
300,000          Regional Waste Systems Maine Solid Waste Series P, 5.375%    NR/AA           308,118
                 due 7/1/2005
Maryland         (0.30%)
2,000,000        Howard County Multifamily Housing Revenue, 7.00% due         Baa2/NR         2,182,500
                 7/1/2024  put 7/1/04(Chase Glen Project; Guaranty: Avalon
                 Prop.)
1,000,000        Maryland Health and High Educational Facility Authority,     NR/A            1,005,520
                 4.75% due 7/1/2021put 3/1/01 (Stella Maris Project; LOC:
                 First Natl Bank)
Massachusetts    (4.20%)
1,000,000        Boston FHA Insured City Hospital Revenue Series A, 7.15%     Aaa/NR          1,057,970
                 due 2/15/2001pre-refunded 8/15/00 (Boston City Hospital
                 Project)
1,000,000        Boston General Obligation Series A, 7.25% due 7/1/1999       Aa3/A+          1,000,100
3,130,000        Boston Revenue City Hospital, 7.65% due 2/15/2010            Aaa/NR          3,328,254
                 pre-refunded 8/15/00
65,000           Haverhill General Obligation Municipal Purpose Loan Series   Baa3/BBB        70,921
                 1991, 7.50% due10/15/2011
260,000          Holyoke General Obligation Electric Revenue Series 1991-A,   Baa2/BBB+       271,731
                 8.00% due6/1/2001
1,195,000        Holyoke General Obligation School Project Loan Act of        Baa2/NR         1,261,956
                 1948, 7.35% due8/1/2002 pre-refunded 8/1/01
200,000          Holyoke General Obligation Sewer Revenue Series B, 8.00%     Baa2/BBB+       209,024
                 due 6/1/2001
1,060,000        Lynn General Obligation, 7.00% due 1/15/2004                 Baa1/NR         1,151,393
595,000          Massachusetts Education Loan Authority Education Loan        NR/AAA          611,660
                 Revenue Issue CSeries A, 7.875% due 6/1/2003
450,000          Massachusetts Education Loan Revenue Series 1985-C, 7.875%   NR/AAA          460,382
                 due 6/1/2003(LOC: Rabobank Nederland)
2,000,000        Massachusetts General Obligation Consolidated Loan of 1991   Aa3/AA-         1,846,560
                 Series B, 0% due6/1/2001
500,000          Massachusetts General Obligation Consolidated Loan Series    Aa3/AA-         530,275
                 D, 6.50% due7/1/2002
1,245,000        Massachusetts Health & Education Facilities Authority        NR/A            1,245,112
                 Series B, 6.875% due7/1/1999 (Charlton Hospital Project)
                 (ETM)
3,000,000        Massachusetts Hynes Convention Center Authority Refunding    Aa3/AA-         2,871,000
                 Series 1992, 0%due 9/1/2000
2,500,000        Massachusetts Hynes Convention Center Authority Refunding    Aa3/AA-         2,172,475
                 Series 1992, 0%due 9/1/2002
5,000,000        Massachusetts IFA First Mortgage Revenue Series 1996-B,      NR/A-1          5,047,000
                 5.00% due 5/1/2026 put 5/1/02 (Orchard Cove Project; LOC:
                 Fleet National Bank)
2,500,000        Massachusetts IFA Recovery Refunding Revenue Series          Aaa/AAA         2,558,175
                 1993-A, 5.45% due7/1/2001 (Insured: FSA)
1,950,000        Massachusetts Industrial Finance Agency Resources Recovery   NR/BBB          1,896,160
                 Revenue, 4.95%due 12/1/2006
2,395,000        Massachusetts State Health & Educational Facilities          NR/NR           2,415,597
                 Authority Series B,5.50% due 5/15/2011  put 5/15/01
                 (Community Health Capital Fund Project;LOC: First National
                 Bank of Boston)
1,480,000        New Bedford Industrial Revenue, 7.42% due 7/1/2002           NR/NR           1,493,720
                 (Aerovox CorporationProject)
1,000,000        New England Education Loan Marketing Corporation Student     Aa/NR           1,052,740
                 Loan RevenueSeries 1992-F, 6.50% due 9/1/2002
3,000,000        New England Education Loan Marketing Corporation Student     A3/A-           3,046,020
                 Loan RevenueSeries 1993-B, 5.40% due 6/1/2000
295,000          South Essex Sewer District General Obligation, 9.00% due     Baa1/NR         301,697
                 12/1/1999
250,000          Springfield General Obligation, 7.75% due 5/1/2000           Baa3/NR         258,212
300,000          Springfield General Obligation, 7.75% due 5/1/2001           Baa3/NR         317,145
300,000          Springfield General Obligation, 7.80% due 5/1/2002           Baa3/NR         321,900
1,500,000        Taunton General Obligation, 8.00% due 2/1/2006 (Insured:     Aaa/AAA         1,768,215
                 MBIA)
1,000,000        University of Massachusetts Bldg. Authority Ref  Revenue     Aa3/A+          1,091,480
                 Series 1991-A,7.15% due 5/1/2003
1,250,000        Worcester Municipal Purpose Loan of 1991 General             Aaa/AAA         1,309,287
                 Obligation, 6.80% due5/15/2001 (Insured: MBIA)
Michigan         (1.60%)
1,215,000        Dearborn Sewage Disposal Systems, 6.90% due 4/1/2001         Aaa/AAA         1,270,987
                 (Insured: MBIA)
3,000,000        Detroit Economic Development Corp. Refunding, 7.00% due      NR/NR           3,090,210
                 6/1/2012 put 6/1/02(E.H. Associates Project; LOC: First
                 Fed of Michigan)
1,300,000        Detroit General Obligation Series, 8.50% due 4/1/2000        Baa1/A-         1,346,228
890,000          Kalamazoo Hospital Finance Authority Hospital Facility       Aaa/NR          913,825
                 Revenue, 5.50% due5/15/2008 (Bronson Methodist Hospital
                 Project; Insured: MBIA)
1,625,000        Kent Hospital Finance Authority Michigan Revenue Refunding   Aa3/AA          1,656,460
                 Spectrum HealthSeries A, 5.25% due 1/15/2006
1,265,000        Michigan State Hospital Finance Authority Revenue            Aaa/NR          1,283,165
                 Refunding, 5.25% due2/15/2007 (Insured: MBIA)
955,000          Michigan State Hospital Finance Authority Revenue 1991-A     Ba3/NR          1,021,564
                 Garden CityHospital, 8.30% due 9/1/2002
2,000,000        Wayne County Building Authority Limited Tax General          Baa2/BBB+       2,207,660
                 Obligation Sinking FundSeries 1992-A, 7.80% due 3/1/2005
                 pre-refunded 3/1/02 @ 102
615,000          Wayne County Wastewater Control System Limited Tax General   Baa2/NR         664,237
                 ObligationRefunding, 7.875% due 5/1/2002  (ETM)
1,940,000        West Ottawa Public Schools General Obligation Unlimited      Aaa/AAA         2,059,950
                 Tax, 6.30% due5/1/2003 (Insured: FGIC)
Minnesota        (0.80%)
2,365,000        Anoka County Resources Recovery Revenue, 5.00% due           A1/A+           2,346,955
                 12/1/2006 (NorthernStates Power Company Project) (when
                 issued)
1,000,000        Anoka County Resources Recovery Revenue, 4.60% due           A1/A+           957,820
                 12/1/2008 (NorthernStates Power Company Project) (when
                 issued)
650,000          Coon Rapids Industrial Development Ref. Rev., 6.75% due      NR/NR           652,619
                 12/1/2001 (LOC:Norwest Bank)
1,500,000        Metropolitan Council Minneapolis - St. Paul Area Sports      A/A             1,529,280
                 Facilities Revenue,5.30% due 10/1/2000 (Hubert H. Humphery
                 Metrodome Project) (ETM)
720,000          Minneapolis - St. Paul Housing & Redevelopment Authority     VMIG1/NR        720,958
                 Single FamilyMortgage Revenue Series 96-B, 5.125% due
                 6/1/2032  put 6/1/00 (Insured:FNMA/GNMA)
680,000          Minneapolis - St. Paul Single Family Housing Revenue         NR/AAA          691,043
                 Series A, 8.25% due11/1/2007
500,000          Minneapolis Community Development Agency Supported Dev.      NR/A-           533,300
                 Rev. Ltd Tax -Common Bond Series G-3, 7.00% due 12/1/2003
325,000          Minneapolis MFHR Refunding Series 1991, 6.75% due            NR/AAA          337,786
                 10/1/2001 (ChurchillApartments Project; FHA Mortgage
                 Insurance)
Mississippi      (0.40%)
1,000,000        Medical Center Education Building Corp. Rev., 7.00% due      NR/A            1,043,460
                 12/1/2000(University of Mississippi Medical Center
                 Project)
2,000,000        Mississippi High Education Assistance Corporation Student    NR/A            2,022,200
                 Loan RevenueSeries 1992-B, 6.00% due 1/1/2000
500,000          Mississippi Hospital Equipment & Facilities Authority        Baa3/NR         521,620
                 Revenue, 8.60% due1/1/2001 (Rush Medical Foundation
                 Project) (ETM)
Missouri         (1.40%)
1,555,000        Jackson County Public Building Corporation Leasehold         Aaa/AAA         1,664,457
                 Revenue Series 1996,6.00% due 12/1/2004 (Capital
                 Improvement Project; Insured: MBIA)
1,315,000        Missouri  Environmental Improvement And Energy Resources     A1/AA           1,354,621
                 Authority PCR,5.25% due 12/1/2007
1,055,000        Missouri Health & Education Facilities Authority Revenue,    NR/NR           942,653
                 0% due 1/1/2002 (ETM)
4,000,000        Missouri Higher Education Loan Authority Student Loan        Aa/NR           4,046,240
                 Revenue Refunding,5.50% due 2/15/2000
735,000          Missouri Regional Convention & Sport, 5.25% due 8/15/2008    Aaa/AAA         748,039
                 (Insured: AMBAC)
255,000          Missouri State Enviromental Improvement & Energy Resources   Aa1/NR          272,350
                 AuthorityRevenue Series 1991-A, 6.50% due 12/1/2002 (State
                 Revolving RevenueProject)
325,000          Missouri State Enviromental Improvement & Energy Resources   Aa1/NR          348,319
                 AuthorityRevenue Series 1991-A, 6.60% due 12/1/2003 (State
                 Revolving RevenueProject)
680,000          Missouri State Housing Development Authority Revenue,        Aa/AA+          680,360
                 6.30% due 7/15/1999
3,860,000        St. Louis IDA Refunding Revenue Series 1993-B, 5.10% due     NR/A-           3,888,178
                 12/1/2008  put12/1/00 (Westport Residence Project;
                 Guaranteed: Lincoln NationalCorporation)
Montana          (0.00%)
415,000          Montana Higher Education Student Loan Revenue Series         A/NR            432,065
                 1992-A, 6.70% due12/1/2001
Nebraska         (0.80%)
1,500,000        Nebraska IFA Hospital Equipment Revenue, 6.85% due           Aaa/AAA         1,596,420
                 3/1/2002  pre-refunded3/1/01 @ 102 (Insured: MBIA)
1,150,000        Nebraska IFA Multi Family Housing Revenue 1985-B, 4.875%     NR/AAA          1,148,022
                 due 1/1/2008(FNMA: Collateralized)
2,875,000        Nebraska IFA Tax Exempt Multi Family Housing Revenue         NR/AAA          2,975,309
                 Refunding 1995-A,5.50% due 12/1/2025  put 12/1/05 (Willow
                 Park Apartments Project; FNMACollateralized)
2,500,000        Nebraska Public Power District Series 1993, 5.10% due        Aaa/AAA         2,522,500
                 1/1/2000
Nevada           (0.50%)
1,550,000        Las Vegas  Downtown Redevelopment, 7.80% due 6/1/2001        Baa/A-          1,627,733
1,085,000        Washoe County Airport Authority Revenue Refunding, 5.30%     Aaa/AAA         1,103,326
                 due 7/1/2000(Insured: MBIA)
1,325,000        Washoe County Airport Authority Revenue Refunding, 5.45%     Aaa/AAA         1,355,316
                 due 7/1/2001(Insured: MBIA)
750,000          Washoe County Airport Authority Revenue Refunding, 5.60%     Aaa/AAA         774,202
                 due 7/1/2002(Insured: MBIA)
New Hampshire    (0.80%)
500,000          New Hampshire Capital Appreciation General Obligation, 0%    Aa2/AA+         397,280
                 due 7/1/2004
5,000,000        New Hampshire Health and Educational Authority Revenue       A2/NR           5,054,650
                 Bond Series B, 5.05%due 3/1/2023  put 3/1/03 (Riverwoods
                 at Exeter Project; LOC: BanqueParibas)
2,030,000        New Hampshire Industrial Development Authority Revenue,      NR/AA-          2,055,883
                 6.40% due 12/1/2009put 12/1/99 (Central Vermont Public
                 Services; LOC: Toronto Dominion Bank)
New Jersey       (0.50%)
595,000          Hudson County Certificates of Participation, 6.20% due       Aaa/AAA         629,558
                 6/1/2003(Corrections Facility Project; Insured: MBIA)
1,000,000        New Jersey Health Care Facilities Financing Authority        NR/AAA          1,085,310
                 Revenue, 7.00% due7/1/2003 (Christ Hospital Project;
                 Insured: Connie Lee)
1,000,000        New Jersey Health Care Financing Authority Revenue, 5.75%    Aaa/AAA         1,052,240
                 due 7/1/2004(Kennedy Health Systems) (Insured: MBIA)
1,000,000        New Jersey Health Care Financing Authority Revenue, 5.75%    Aaa/AAA         1,055,430
                 due 7/1/2005(Kennedy Health Systems) (Insured: MBIA)
1,000,000        New Jersey Turnpike Authority Revenue Series A, 5.70% due    Baa1/BBB+       1,020,310
                 1/1/2001
New Mexico       (0.50%)
215,000          Las Cruces Gross Receipts Tax Revenue, 5.65% due 12/1/2000   A/A             220,147
285,000          Santa Fe County Office and Training Facilities Revenue       Aaa/NR          285,043
                 Series 1990, 9.00%due 7/1/1999  (ETM)
298,000          Santa Fe County Office and Training Facilities Revenue       Aaa/NR          306,326
                 Series 1990, 9.00%due 1/1/2000  (ETM)
326,000          Santa Fe County Office and Training Facilities Revenue       Aaa/NR          349,299
                 Series 1990, 9.00%due 1/1/2001  (ETM)
650,000          Santa Fe Refuse Disposal Systems, 5.00% due 6/1/2003         A3/NR           655,954
775,000          Santa Fe Refuse Disposal Systems Improvement Revenue,        A3/NR           777,333
                 5.00% due 6/1/2005
745,000          Santa Fe Solid Waste Management Agency Facility Revenue,     NR/NR           774,658
                 5.75% due 6/1/2004
510,000          Santa Fe Solid Waste Management Agency Facility Revenue,     NR/NR           535,000
                 5.90% due 6/1/2005
775,000          Santa Fe Solid Waste Management Agency Facility Revenue,     NR/NR           817,974
                 6.00% due 6/1/2006
New York         (7.10%)
310,000          Amherst Industrial Development Authority Lease Revenue       NR/A            301,131
                 Bonds Series A,5.25% due 10/1/2008 (Pink Complex Project;
                 LOC: Key Bank)
5,230,000        Dutchess County Resource Recovery Agency Revenue, 5.00%      Aaa/AAA         5,203,379
                 due 1/1/2008(Insured: MBIA) (when issued)
1,000,000        Hempstead Town Industrial Development Agency Resources       Aaa/AAA         995,950
                 Recovery Revenue,5.00% due 12/1/2009 (American Fuel
                 Company Project) (Insured: MBIA)
1,785,000        Islip Resources Recovery Agency Series 85-D, 5.95% due       Aaa/AAA         1,886,477
                 7/1/2003 (Insured:AMBAC)
500,000          Metropolitian Transit Authority Services Contract Commuter   Baa1/BBB+       532,635
                 Fac Rev, 7.00%due 7/1/2002
1,050,000        Monroe County Note Industrial Development Agency, 5.375%     NR/AA           1,071,987
                 due 6/1/2007(Saint John Fisher College Project)
3,830,000        Nassau County General Improvement Series Y, 5.00% due        Aaa/AAA         3,888,293
                 3/1/2006 (Insured:FGIC)
4,600,000        New York City General Obligation, 8.25% due 6/1/2007         Aaa/AAA         5,582,606
                 (Insured: FSA)
500,000          New York City General Obligation Series A, 7.00% due         A3/A-           544,210
                 8/1/2003
800,000          New York City General Obligation Series D, 6.30% due         Aaa/A-          828,184
                 2/1/2001  (ETM)
1,960,000        New York City General Obligation Series D, 6.30% due         A3/A-           2,022,210
                 2/1/2001
750,000          New York City General Obligation Series D, 5.70% due         A3/A-           777,600
                 8/1/2002
1,225,000        New York City General Obligation Series E, 7.20% due         Aaa/A-          1,252,366
                 2/1/2000  (ETM)
15,000           New York City General Obligation Series E, 7.20% due         A3/A-           15,322
                 2/1/2000
785,000          New York City General Obligation Series E, 6.30% due         Aaa/A-          820,757
                 8/1/2001  (ETM)
1,910,000        New York City General Obligation Series E, 6.30% due         A3/A-           1,987,298
                 8/1/2001
1,000,000        New York City General Obligation Series E, 7.00% due         Aaa/AAA         1,105,780
                 8/1/2004 (Insured:AMBAC)
250,000          New York City Health and  Hospital Corp. Rev Series A,       Baa3/BBB-       261,237
                 6.00% due 2/15/2005
1,525,000        New York Dormitory Authority, 6.00% due 2/1/2004 (Millard    Aaa/AAA         1,610,369
                 Fillmore HospitalProject; Insured: AMBAC)
755,000          New York Dormitory Authority, 5.25% due 7/1/2007 (St.        NR/AA           763,849
                 Thomas Aquinas;Insured: Asset Guarantee)
1,040,000        New York Dormitory Authority, 6.00% due 7/1/2007             NR/AAA          1,117,834
                 (Champlain ValleyPhysicians; Insured: Connie Lee)
2,400,000        New York Dormitory Authority Refunding Secured Hospital      Aaa/AAA         2,418,984
                 Series G, 5.125%due 2/15/2008 (Insured: AMBAC)
700,000          New York Dormitory Authority, 5.25% due 7/1/2008 (St.        NR/AA           704,487
                 Thomas Aquinas;Insured: Asset Guarantee)
1,900,000        New York Dormitory Authority Revenue, 5.50% due 7/1/2008     Baa2/AA         1,950,179
                 (Good SamaritanHospital; (Insured: Asset Guaranty)
1,000,000        New York Dormitory Authority Revenue State University        A3/A-           1,091,060
                 EducationalFacilities Series A, 7.00% due 5/15/2004
7,155,000        New York Dormitory Authority Series 1994-B, 6.00% due        VMIG1/A         7,246,155
                 7/1/2024  put 12/5/99(Miriam Osborn Memorial Home Project;
                 LOC: Banque Paribas)
280,000          New York Health Facilities Revenue Refunding 1990-A, 7.90%   Baa/BBB+        281,484
                 due 11/1/1999
1,500,000        New York Local Government Assistance Corporation Revenue     A3/A+           1,581,900
                 Series D, 6.50%due 4/1/2002
1,500,000        New York Medical Care Facilities Finance Mental Health       A3/NR           1,567,665
                 Services FacilitiesSeries A, 7.25% due 2/15/2001
960,000          New York Medical Care Facilities Finance, 6.00% due          Aa1/AA          1,007,021
                 11/15/2002
450,000          New York Medical Care Facilities Finance, 5.40% due          Aa/AA           467,541
                 8/15/2005 (Insured: FHAMortgage Project)
3,920,000        New York Refunding Series A, 5.25% due 8/1/2007              A3/A-           3,986,954
1,320,000        New York State Thruway Authority General Revenue Special     NR/BBB          958,030
                 Obligation, 0% due1/1/2006
2,500,000        New York State Urban Development Corporation, 7.60% due      Aaa/BBB+        2,697,750
                 4/1/2003pre-refunded 4/1/01
255,000          New York State Urban Development Corporation Revenue         Baa1/BBB+       269,588
                 University FacilitiesGrants, 6.00% due 1/1/2006
3,425,000        New York State Urban Development Corporation Series 7,       Baa1/BBB+       3,620,944
                 6.00% due 1/1/2006
2,000,000        Syracuse Series B, 5.20% due 10/1/2006                       Aaa/AAA         2,052,060
2,675,000        Syracuse Industrial Development Authority Pilot Revenue      NR/AA           2,716,436
                 Refunding Series,5.125% due 10/15/2002 (LOC: ABN AMRO)
1,000,000        Triborough Bridge and Tunnel Authority, 6.50% due 1/1/2004   Aaa/AAA         1,052,850
                 (Insured: MBIA)
455,000          Westchester County IDA Civic Facility Revenue, 6.25% due     NR/NR           471,676
                 4/1/2005 (JuliaDykman Project)
North Carolina   (0.40%)
715,000          Carteret County Certificate of Parcipation Series 1992,      A2/BBB+         726,805
                 6.50% due 2/1/2000(Elementary School Project)
675,000          Gastonia Housing Corp First Lien Rev Series A, 5.75% due     NR/A-           687,602
                 7/1/2004 (GolfviewVillage Square Apartment Project)
485,000          North Carolina Housing Finance Authority Single Family       Aa1/AA+         486,353
                 Housing Revenue,6.80% due 7/1/2008
1,865,000        North Carolina Municipal Power Agency 1 Catawba Electrical   Aaa/AAA         1,984,136
                 Revenue, 6.00%due 1/1/2005 (Insured: MBIA)
North Dakota     (1.10%)
2,500,000        Burleigh County Health Care Revenue Refunding Medcenter      Aaa/AAA         2,506,250
                 One Incorporated,5.00% due 5/1/2007 (Insured: MBIA)
3,040,000        Burleigh County Health Care Revenue Refunding Medcenter      Aaa/AAA         3,026,928
                 One Incorporated,5.00% due 5/1/2008 (Insured: MBIA)
1,695,000        Burleigh County Health Care Revenue Refunding Medcenter      Aaa/AAA         1,710,441
                 One Incorporated,5.25% due 5/1/2009 (Insured: MBIA)
910,000          Grand Forks Health Care Systems Revenue Bond Series 1997,    Aaa/AAA         980,243
                 6.25% due8/15/2005 (Altru Health System Project; Insured:
                 MBIA)
1,000,000        North Dakota Building Authority Refunding Revenue Series     Aaa/AAA         1,015,040
                 1993-A, 5.15% due6/1/2000 (Insured: AMBAC)
1,250,000        North Dakota Student Loan Revenue, 5.45% due 7/1/2002        Aaa/AAA         1,282,800
                 (Insured: AMBAC)
Ohio             (3.40%)
1,000,000        Barberton Hospital Facilities Series 1992, 6.65% due         A/NR            1,054,960
                 1/1/2002
2,370,000        Belmont County IDRB Series 1991, 6.50% due 1/1/2000 (May     NR/A            2,389,031
                 Department StoresCo. Project)
3,900,000        Butler  County  Hospital  Revenue  Bonds,  5.15% due  11/1/2017
                 VMIG1/A-1  3,904,251 put  11/1/02(Middletown  Regional Hospital
                 Project; LOC:
                 Star Bank)
1,000,000        Butler County Transportation Improvement Revenue Bonds,      Aaa/AAA         1,016,540
                 5.00% due 4/1/2006(Insured: FSA)
1,250,000        Cincinnati School District Revenue Anticipation Notes,       NR/A-           1,279,612
                 6.05% due 6/15/2000 (ETM)
1,000,000        Cincinnati School District Revenue Anticipation Notes,       NR/A-           1,048,870
                 6.15% due 6/15/2002 (ETM)
1,480,000        Cleveland Certificate of Participation, 7.10% due 7/1/2002   Baa2/BBB+       1,519,235
                 (Motor Vehicle &Community Equipment Project)
1,000,000        Cleveland General Obligation Limited, 5.30% due 9/1/2008     Aaa/AAA         1,027,700
                 (Insured: AMBAC)
2,255,000        Cuyahoga County Hospital Revenue Refunding Series B, 6.00%   Aa3/AA-         2,401,417
                 due 1/15/2006(University Hosps Health Systems Project)
1,380,000        Cuyahoga County Hospital Revenue University Hosps Health     Aaa/AAA         1,407,987
                 SystemsIncorporated, 5.25% due 1/15/2009
500,000          Cuyahoga County Housing Revenue Series, 7.00% due 4/1/2000   NR/NR           504,175
                 (North CoastCommunity Homes Project)
1,000,000        Erie County Hospital Improvement Refunding Revenue Series,   A2/A            1,026,620
                 6.25% due1/1/2001 (Firelands Community Hospital Project)
2,000,000        Franklin County General Obligation, 6.375% due 12/1/2017     NR/NR           2,139,000
                 pre-refunded12/1/01 @ 102
1,100,000        Hamilton County Hospital Facilities Refunding Revenue        Aa2/NR          1,133,319
                 Series 1992, 6.25%due 1/1/2001 (Episcopal Retirement Homes
                 Project; LOC: Fifth/Third Bank)
2,065,000        Knox County Hospital Facilities Revenue Refunding, 4.50%     NR/AA           2,007,510
                 due 6/1/2006 (KnoxCommunity Hospital Project; Insured:
                 Asset Guaranty)
315,000          Lucas County Convention Center Site Acq Bonds, 6.50% due     A1/NR           353,266
                 12/1/2009
1,500,000        Ohio Air Quality Development Authority, 8.00% due            Aaa/AAA         1,671,030
                 12/1/2013 (ClevelandProject; Insured: FGIC)
3,095,000        Ohio Water Development Authority Safe Water Refunding, 0%    Aaa/AAA         2,935,979
                 due 12/1/2000(Insured: MBIA)
545,000          Switzerland Local School District of Monroe County Revenue   NR/NR           554,407
                 AnticipationNotes, 6.25% due 6/15/2000
2,765,000        Warren County Hospital Facilities Improvement and            Aa2/NR          2,850,300
                 Refunding Revenue, 6.80%due 7/1/2001 (Otterbein Home
                 Project; LOC: Fifth/Third Bank)
910,000          Washington County Hospital Facilities Revenue, 6.875% due    Baa1/NR         947,820
                 9/1/2002(Marietta Area Health Project)
Oklahoma         (0.60%)
1,190,000        Broken Arrow Utility Systems and Sales Tax Revenue Series    Aaa/AAA         1,230,091
                 1992-A, 6.00% due5/1/2001 (Insured: FGIC)
720,000          Grand River Dam Authority Oklahoma Revenue, 6.00% due        Aaa/AAA         779,782
                 6/1/2007 (Insured:MBIA) (ETM)
1,210,000        Oklahoma City Municipal Improvement Authority Water &        Aaa/AAA         1,166,960
                 Sewer Revenue SeriesA Refunding, 0% due 7/1/2000 (Insured:
                 AMBAC)
790,000          Pushmataha County Town of Antlers Hospital Authority         NR/NR           852,987
                 Revenue RefundingSeries 1991, 8.75% due 6/1/2003
1,155,000        Tulsa Industrial Development Hospital Revenue, 5.60% due     Aa3/AA          1,194,258
                 2/15/2003 (St.John's Medical Center Project)
750,000          Tulsa Public Facilities Authority Solid Waste Steam &        Aaa/AAA         773,513
                 Electric RevenueRefunding Series 1994, 5.45% due 11/1/2004
                 (Ogden Martin Systems of TulsaProject; Insured: AMBAC)
Oregon           (0.60%)
2,500,000        Clackamas County Hospital Facility Authority Revenue         A1/AA-          2,600,625
                 Bonds, 6.10% due10/1/2001
1,540,000        Clackamas County Oregon Hospital Facility Authority          NR/NR           1,506,289
                 Revenue RefundingSeries A, 5.50% due 9/15/2008
1,325,000        Emerald Peoples Utility District Revenue, 7.20% due          Aaa/AAA         1,468,140
                 11/1/2003 (Insured:FGIC)
300,000          Oregon State General Obligation, 9.00% due 10/1/2000         Aa2/AA          319,410
Pennsylvania     (5.20%)
2,540,000        Blair County Hospital Authority Revenue, 5.375% due          Aaa/AAA         2,615,336
                 7/1/2006 (AltoonaHospital Project; Insured: AMBAC)
3,100,000        Blair County Hospital Authority Revenue, 5.375% due          Aaa/AAA         3,182,057
                 7/1/2007 (AltoonaHospital Project; Insured: AMBAC)
1,000,000        Chester County Utility, 7.00% due 12/15/2011 pre-refunded    Aa2/AA          1,057,780
                 8/01/01
550,000          Clariton School District General Obligation, 0% due          NR/A            543,477
                 11/1/1999
500,000          Clariton School District General Obligation, 0% due          NR/A            430,595
                 11/1/2002
1,310,000        Delaware County Industrial Development Authority Revenue     Baa2/A-         1,349,903
                 Series A, 6.10%due 1/1/2004 (Amer Ref - Fuel Co Project)
2,140,000        Delaware County Industrial Development Authority Revenue     Baa2/A-         2,211,754
                 Series A, 6.10%due 1/1/2006 (Amer Ref - Fuel Co Project)
1,950,000        Erie County Hospital Authority Revenue Hamot Health          Aaa/AAA         1,964,547
                 Foundation Series A,5.00% due 5/15/2006 (Insured: AMBAC)
2,030,000        Erie School District General Obligation, 0% due 6/1/2000     NR/NR           1,963,132
                 (ETM)
1,000,000        Erie School District General Obligation, 0% due 12/1/2000    NR/NR           947,300
                 (ETM)
1,000,000        Geisinger Authority Pennsylvania Health Systems Revenue,     Aa2/AA          1,020,950
                 5.50% due8/15/2009
3,365,000        Harrisburg Authority Commonwealth Lease Revenue Series       Aaa/AAA         3,447,678
                 1991, 6.25% due6/1/2000 (Insured: FSA)
1,300,000        Harrisburg Authority Lease Revenue, 6.50% due 6/1/2004       Aaa/AAA         1,370,798
                 crossover refunded6/1/01 @ 101 (Insured: FSA)
1,455,000        Mc Keesport Area School District General Obligation          NR/A            1,386,557
                 Refunding RevenueSeries 1991, 0% due 10/1/2000
1,680,000        Mc Keesport Area School District General Obligation          NR/A            1,452,209
                 Refunding RevenueSeries 1991, 0% due 10/1/2002
1,000,000        Montgomery County Education & Health Pottstown Healthcare    Aaa/AAA         1,034,190
                 Corporation,5.50% due 1/1/2006 (Insured: FSA)
1,055,000        Montgomery County Education & Health Pottstown Healthcare    Aaa/AAA         1,088,992
                 Corporation,5.50% due 1/1/2007 (Insured: FSA)
1,110,000        Montgomery County Education & Health Pottstown Healthcare    Aaa/AAA         1,141,868
                 Corporation,5.50% due 1/1/2008 (Insured: FSA)
450,000          New Castle Area Hospital Authority Revenue Series A, 6.20%   Baa1/NR         470,399
                 due 11/15/2002(St. Francis Hospital Project)
750,000          Northeastern Pennsylvania Hospital & Education Authority     Aaa/AAA         798,368
                 Health CareRevenue, 6.20% due 1/1/2004 (Wyoming Valley
                 Health Care Series A Refunding;Insured: AMBAC)
175,000          Pennsylvania  Higher Educational Facilities Authority,       Aaa/AAA         174,937
                 5.00% due 11/15/2006(Insured: MBIA)
3,350,000        Pennsylvania Higher Educational Facilities Authority         Aaa/AAA         3,382,260
                 Health ServicesRevenue, 5.50% due 11/15/2008 (Insured:
                 MBIA)
1,000,000        Pennsylvania Infrastructure Authority Revenue Pennvest,      NR/AA+          1,053,800
                 6.25% due 9/1/2002
2,000,000        Pennsylvania State Certificates of Participation, 5.10%      Aaa/AAA         2,031,740
                 due 7/1/2004(Insured: AMBAC)
3,000,000        Pennsylvania State Certificates of Participation Series A,   Aaa/AAA         3,030,600
                 5.40% due7/1/2009 (Insured: AMBAC)
620,000          Pennsylvania State High Education Facilities Authority       Baa3/NR         631,774
                 Revenue, 6.15% due4/1/2004  (ETM)
2,000,000        Pennsylvania State Refunding & Projects General Obligation   Aa3/AA          2,031,140
                 Series A, 6.50%due 1/1/2000
500,000          Philadelphia Gas Wks Revenue, 5.375% due 8/1/2007            Aaa/AAA         528,350
                 (Insured: FSA)
500,000          Philadelphia Gas Wks Revenue, 5.375% due 8/1/2007            Aaa/AAA         513,450
                 (Insured: FSA)
2,920,000        Philadelphia Parking Authority Airport Parking Revenue       Aaa/AAA         3,035,398
                 Series 1997, 5.50%due 9/1/2004 (Insured: AMBAC)
500,000          Southeastern Pennsylvania Transportation Authority, 6.00%    Aa3/AA-         516,810
                 due 6/1/2001(LOC: Canadian Imperial Bank of Commerce)
1,715,000        Southern Chester County Health & Higher Education Series     NR/NR           1,716,955
                 1997-A, 6.10% due6/1/2003
2,825,000        State Public School District Building Authority Reading      Aaa/AAA         2,720,051
                 School DistrictCapital Appreciation Series B, 0% due
                 7/15/2000 (Insured: MBIA)
Puerto Rico      (0.20%)
1,000,000        Puerto Rico Electric Power Revenue Refunding Series          Baa1/BBB+       1,021,180
                 1992-Q, 5.70% due7/1/2000
1,000,000        Puerto Rico Municipal Finance Agency Series A, 5.70% due     Baa1/A-         1,043,510
                 7/1/2003
250,000          Puerto Rico Public Improvement General Obligation, 6.60%     NR/AAA          270,515
                 due 7/1/2004 pre-refunded 7/1/02 @ 101.5
Rhode Island     (0.50%)
2,190,000        Rhode Island Depositors Economic Protection Corp. Series     Aaa/AAA         2,302,435
                 1992-A, 6.10% due8/1/2002 (Insured: FSA)
355,000          Rhode Island Health & Educational Building Corporation       NR/NR           370,247
                 Health FacilitiesRevenue, 8.00% due 7/1/2000 (Steere House
                 Issue Project)  (ETM)
554,000          Rhode Island Industrial Facilities Corporation Series        A1/NR           567,457
                 1991, 5.875% due6/1/2002 (Paramount Cards, Inc. Project;
                 LOC: Bank of Scotland)
1,500,000        Rhode Island Student Loan Authority Student Loan Rev. Ref.   A/NR            1,544,670
                 Series A, 6.55%due 12/1/2000  (ETM)
South Carolina   (0.30%)
300,000          Edgefield County School District General Obligation, 8.50%   Aaa/AAA         330,873
                 due 2/1/2002(Insured: FSA)
500,000          Florence County Public Facilities Corporation, 7.30% due     Aaa/AAA         517,815
                 3/1/2003pre-refunded 3/1/00 (Law Enforcement Project;
                 Insured: AMBAC)
860,000          Piedmont Municipal Power Agency Electric Revenue, 6.25%      Aaa/AAA         908,117
                 due 1/1/2004(Insured: FGIC)
500,000          South Carolina State Housing Authority Multi Family          NR/NR           500,625
                 Revenue, 7.375% due12/1/2007
915,000          York County School District 4, 7.00% due 3/1/2003            Aaa/AAA         992,565
                 (Insured: FGIC)
South Dakota     (0.90%)
1,020,000        South Dakota Health and Educational Facilities Authority     Aaa/AAA         1,037,860
                 Revenue, 5.00% due9/1/2002 (Rapid City Regional Hospital
                 Project; Insured: MBIA) (whenissued)
1,070,000        South Dakota Health and Educational Facilities Authority     Aaa/AAA         1,088,843
                 Revenue, 5.00% due9/1/2003 (Rapid City Regional Hospital
                 Project; Insured: MBIA) (whenissued)
1,135,000        South Dakota Health and Educational Facilities Authority     Aaa/AAA         1,153,001
                 Revenue, 5.00% due9/1/2004 (Rapid City Regional Hospital
                 Project; Insured: MBIA) (whenissued)
1,400,000        South Dakota Health and Educational Facilities Authority     Aaa/AAA         1,437,912
                 Revenue Series1992, 5.40% due 9/1/2001 (Rapid City
                 Regional Hospital Project; Insured:MBIA)
1,255,000        South Dakota Health and Educational Revenue Refunding,       Aaa/AAA         1,265,442
                 5.00% due 9/1/2006(Rapid City Regional Hospital Project;
                 Insured: MBIA) (when issued)
750,000          South Dakota Health and Educational Revenue Refunding,       Aaa/AAA         751,942
                 5.00% due 9/1/2007(Rapid City Regional Hospital Project;
                 Insured: MBIA) (when issued)
500,000          South Dakota Health and Educational Revenue Refunding,       Aaa/AAA         504,670
                 5.25% due 9/1/2009(Rapid City Regional Hospital Project;
                 Insured: MBIA) (when issued)
1,250,000        South Dakota Lease Revenue Series 93-B, 8.00% due 9/1/2003   Aaa/AAA         1,408,950
                 (Insured: FSA)
500,000          South Dakota Lease Revenue Trust Series A, 8.30% due         Aaa/AAA         540,895
                 9/1/2001 (Insured:FSA)
Tennessee        (1.50%)
5,000,000        Chattanooga-Hamilton County Hospital Revenue, 10.027% due    Aaa/AAA         5,631,250
                 5/25/2021refunded  5/1/01 @ 102 (Erlanger Medical Center
                 Project; Insured: FSA)
1,565,000        Clarksville Natural Gas Corporation Series 1994-A, 7.00%     NR/BBB-         1,610,307
                 due 5/1/2002(Guaranty: Louis Dreyfus Natural Gas)
1,130,000        Clarksville Natural Gas Corporation Series 1994-A, 7.00%     NR/BBB-         1,162,713
                 due 11/1/2002(Guaranty: Louis Dreyfus Natural Gas)
940,000          Copperhill Industrial Development Board, 7.80% due           Baa2/BBB        951,430
                 12/1/2000 (City ServicesCompany Project)
2,270,000        Humphreys County Tennessee Industrial Revenue Board Solid    Baa2/A-         2,383,841
                 Waste DisposalRevenue, 6.00% due 12/1/2007
630,000          Metro Government Nashville Tennessee Industrial Refunding    NR/AAA          654,236
                 Multi FamilyHousing, 5.45% due 11/1/2026 put 11/1/06
                 (Insured: FNMA)
1,070,000        Southeast Tax Exempt Mortgage Bond Trust, 7.25% due          NR/AAA          1,162,769
                 4/1/2017  put 4/1/03(Inv. Agreement: Bayeriche Landesbank)
1,000,000        Tennessee Housing Development Agency Mortgage Finance        A1/A+           1,031,630
                 Series A, 5.70% due7/1/2008
Texas            (7.50%)
2,500,000        Austin Utility Systems Revenue Bonds, 5.50% due 11/15/2002   Aaa/AAA         2,595,575
                 (Insured: FSA)
460,000          Bexar County Health Facilities Development Corporate         NR/NR           474,071
                 Hospital Revenue,7.40% due 5/1/2000  (ETM)
1,660,000        Coppell Independent School District Capital Appreciation     NR/AAA          1,224,516
                 Refunding, 0% due8/15/2005
1,485,000        Coppell Independent School District Capital Appreciation     NR/AAA          1,035,119
                 Refunding, 0% due8/15/2006
3,300,000        Coppell Independent School District Capital Appreciation     NR/AAA          2,169,387
                 Refunding, 0% due8/15/2007
2,000,000        Corpus Christi Utility Systems Revenue Refunding, 5.50%      Aaa/AAA         2,039,940
                 due 7/15/2005(Insured: FSA)
4,070,000        Corpus Christi Utility Systems Revenue Refunding, 5.50%      Aaa/AAA         4,146,069
                 due 7/15/2006(Insured: FSA)
2,000,000        Corpus Christi Utility Systems Revenue Refunding, 5.50%      Aaa/AAA         2,027,980
                 due 7/15/2008(Insured: FSA)
4,780,000        Corpus Christi Utility Systems Revenue Refunding, 5.50%      Aaa/AAA         4,839,463
                 due 7/15/2009(Insured: FSA)
1,065,000        Cypress-Fairbanks Independent School District General        Aaa/AAA         949,469
                 Obligation, 0% due2/1/2002 (Insured: FGIC)
1,300,000        Denison Hospital Authority Hospital Revenue, 5.90% due       NR/BBB-         1,330,108
                 8/15/2007 (TexomaMed Center Incorporated Project)
1,000,000        Denton County General Obligation, 7.75% due 7/15/2002        Aaa/AAA         1,095,420
                 (Insured: MBIA)
2,015,000        Ector County Hospital Revenue, 7.125% due 4/15/2002          A2/A            2,129,271
4,000,000        Harris County Flood Control District L.T.G.O. Series         Aaa/AAA         3,635,240
                 1991-A, 0% due10/1/2001 (Insured: MBIA)
1,000,000        Harris County Health Facilities Dev. Corp. Hospital          A3/NR           1,069,730
                 Revenue, 6.90% due6/1/2002 (Memorial Hospital Systems
                 Project)
4,410,000        Harris County Health Facilities Development Corporation      Aaa/AAA         4,403,473
                 Thermal UtilityRevenue, 5.45% due 2/15/2011 (Insured:
                 AMBAC)
955,000          Harris County Health Facilities Hospital, 6.70% due          A3/NR           982,313
                 6/1/2000 (MemorialHospital Systems Project)
500,000          Harris County Health Facilities School Health Care System    Aa3/NR          534,625
                 Rev., 6.80% due7/1/2004 (Sisters of Charity Project)
820,000          Houston Housing Finance Corp. SFMRB Series A, 5.35% due      Aaa/AAA         833,989
                 6/1/2002 (Insured:FSA)
1,000,000        Houston  Water  Conveyance  Systems  Contract  Certificates  of
                 Aaa/AAA  1,085,820  PartcipationSeries  F, 7.20% due 12/15/2002
                 (Insured:
                 AMBAC)
2,850,000        Humble Independent School District of Harris County Series   Aaa/AAA         2,788,298
                 1992, 0% due2/15/2000 (Guaranty: PSF)
1,295,000        Irving Flood Control District Section 3 Refunding Capital    Baa1/NR         1,175,329
                 Appreciation, 0%due 9/1/2001
3,765,000        Irving Independent School District Capital Appreciation,     Aaa/AAA         2,881,731
                 0% due 2/15/2005(Guarantee: PSF)
2,000,000        Irving Independent School District Capital Appreciation,     Aaa/AAA         1,779,960
                 0% due 2/15/2002(Guarantee: PSF)
500,000          Irving Independent School District Capital Appreciation,     Aaa/AAA         403,145
                 0% due 2/15/2004(Guarantee: PSF)
430,000          Jefferson County Health Facilities Development Corporation   Ba1/BB          431,548
                 Hospital RevenueSeries 1989, 8.125% due 10/1/1999 (Baptist
                 Health Care System Project)
2,230,000        Lower Colorado River Authority Jr. Lien Refunding Revenue    Aaa/AAA         2,092,186
                 Series 1992, 0%due 1/1/2001 (Insured: AMBAC)
1,600,000        Mission Consolidated Independent School, 6.50% due           Aaa/AAA         1,772,272
                 2/15/2008 (Guarantee:PSF)
1,020,000        Montgomery County Certificates Obligation, 6.00% due         Aaa/AAA         1,090,931
                 3/1/2007 (Insured:MBIA)
1,075,000        Montgomery County Certificates Obligation, 6.00% due         Aaa/AAA         1,150,572
                 3/1/2008 (Insured:MBIA)
4,600,000        Plano Capital Appreciation Refunding General Obligation,     Aa1/AA+         4,292,122
                 0% due 3/1/2001
8,630,000        Richardson Independent School District Capital               Aaa/AAA         6,605,402
                 Appreciation RefundingSeries A, 0% due 2/15/2005
                 (Guarantee: PSF)
1,415,000        San Antonio General Obligation Improvement Forward           Aa2/AA+         1,453,884
                 Refunding Series 1998,5.50% due 8/1/2001
900,000          San Antonio Refunding General Improvement, 6.00% due         Aa2/AA+         969,120
                 8/1/2008
885,000          Tarrant County HFC Multi Family Housing Revenue, 4.90% due   NR/AA-          885,407
                 9/1/2006  put9/1/01 (Bedford Springs Project; Guaranteed:
                 Provident Mutual LifeInsurance Company)
740,000          Texas Water Resources Authority Revenue, 7.50% due           A3/A            742,228
                 8/15/2001
1,200,000        Texas Water Resources Finance Authority Revenue, 7.00% due   Aaa/AAA         1,205,160
                 8/15/1999(Insured: AMBAC)
825,000          Texas Water Resources Finance Authority Revenue, 7.40% due   A3/A            828,968
                 8/15/2000
2,020,000        Washington County Health Facilities Development              NR/A            2,013,758
                 Corporation Revenue, 5.35%due 6/1/2009
Utah             (2.80%)
1,000,000        Davis County Solid Waste Management and Recovery Rev.,       Aaa/A           1,053,560
                 5.90% due 6/15/2003 (ETM)
5,055,000        Intermountain Power Agency Power Supply Rev. Series B,       Aaa/AAA         5,183,852
                 5.50% due 7/1/2001(Insured: MBIA)
8,000,000        Intermountain Power Agency Revenue, 0% due 7/1/2000  (ETM)   Aaa/AAA         7,804,640
1,525,000        Intermountain Power Agency Utah Power Supply Revenue         Aaa/AAA         1,146,464
                 Series B, 0% due7/1/2005 (Insured: BIG)
2,405,000        Ogden Neighborhood Development Agency Tax Increment          A2/NR           1,673,231
                 Revenue Series A, 0%due 12/30/2005 (LOC: Sumitomo Bank)
100,000          Ogden Neighborhood Development Agency Utah Tax Increment     A2/NR           93,161
                 Revenue Series A,0% due 12/30/2000 (25th Street Project:
                 LOC: Sumitomo Bank)
600,000          Salt Lake City Municipal Building Authority Lease Revenue    Aa3/A+          621,366
                 Series A, 5.75%due 10/15/2008
3,250,000        Salt Lake County Municipal Building, 5.25% due 10/1/2008     Aa3/AA-         3,321,435
1,500,000        Salt Lake County Municipal Building, 5.50% due 10/1/2009     Aa3/AA-         1,555,815
1,715,000        Utah Building Ownership Authority Lease Revenue Series A,    Aaa/AAA         1,740,176
                 5.00% due5/15/2005 (Insured: FSA)
1,345,000        Utah Housing Finance Agency Refunding Single Family          Aa/AA           1,385,162
                 Mortgage, 5.35% due7/1/2003
2,000,000        Weber County Housing Authority MFHR Series 1991, 6.50% due   Aaa/AAA         2,090,320
                 11/1/2018  put11/1/01 (Cherry Creek Apartment Project;
                 LOC: First Security Bank of Utah,Insured: FGIC)
Virginia         (1.10%)
495,000          Hampton General Obligation Refunding Bond, 5.85% due         Aa3/AA          496,693
                 3/1/2007
3,000,000        Hampton Redevelopment Housing Authority Multi Family         Baa2/NR         3,239,310
                 Housing RefundingSeries 1994, 7.00% due 7/1/2024  put
                 7/1/04 (Chase Hampton ApartmentsProject)
1,755,000        Henrico County IDA Public Facility Lease Revenue, 6.50%      Aa2/AA          1,809,071
                 due 8/1/2000(Henrico County Regional Jail Project)
3,000,000        Suffolk Redevelopment Housing Authority MFHR, 7.00% due      Baa2/NR         3,239,310
                 7/1/2024  put7/1/04 (Chase Heritage @ Dulles Project)
1,960,000        Virginia Housing Development Authority Series C-8, 5.70%     Aa1/AA+         2,032,932
                 due 7/1/2003
255,000          Virginia Housing Development Authority Series D-4, 5.00%     Aa1/AA+         257,007
                 due 7/1/2000
Washington       (3.10%)
1,010,000        Chelan County PUD 1 Consolidated System Revenue 1992,        Aa3/AA          1,010,050
                 5.55% due 7/1/1999
1,125,000        Chelan County PUD 1 Consolidated System Revenue 1992,        Aa3/AA          1,148,614
                 5.75% due 7/1/2000
705,000          Grant County PUD 2, 5.00% due 1/1/2005 (Priest Rapids        Aaa/AAA         709,569
                 Hydro Project;Insured: AMBAC) (when issued)
740,000          Grant County PUD 2, 5.00% due 1/1/2006  (Priest Rapids       Aaa/AAA         741,687
                 Hydro Project;Insured: AMBAC) (when issued)
780,000          Grant County PUD 2, 5.00% due 1/1/2007 (Priest Rapids        Aaa/AAA         778,198
                 Hydro Project;Insured: AMBAC) (when issued)
1,030,000        Grant County PUD 2 Priest Rapids Hydroelectric, 6.00% due    Aaa/AAA         1,064,361
                 1/1/2003(Insured: AMBAC)
950,000          Grant County PUD 2 Priest Rapids Hydroelectric, 6.00% due    Aaa/AAA         1,013,032
                 1/1/2006(Insured: AMBAC)
500,000          Jefferson County Public Hospital District 2, 7.50% due       Aaa/AAA         559,060
                 12/1/2003 (Insured:FGIC)
1,730,000        King County School District Number 411 Refunding Series B,   Aa3/AA-         1,880,112
                 6.25% due6/1/2008
1,345,000        Seattle Municipality Metropolitan Seattle Sewer Revenue,     Aaa/AAA         1,369,519
                 5.10% due 1/1/2006(Insured: FGIC)
725,000          Spokane County School District 363 Unlimited Tax G.O.        A2/NR           740,493
                 Refunding Series1992, 5.40% due 12/1/2000
550,000          Tacoma Conservation Systems Project Revenue, 6.20% due       Aa1/AA-         588,000
                 1/1/2006 (TacomaPublic Utilities)
190,000          Washington Certificates of Participation State Equipment     Aa3/A+          193,992
                 Series A, 6.50%due 10/1/2001
1,045,000        Washington Health Care Facilities Authority Pooled           A3/NR           1,057,017
                 Equipment Series 1992-A,7.35% due 6/1/2002 (Dominican
                 Health Project)
500,000          Washington Health Care Facilities Authority Rev., 6.20%      NR/AA-          513,975
                 due 2/15/2001(Sacred Heart Medical Center, Spokane
                 Project)
3,500,000        Washington Public Power Supply System Project 1 Ref. Rev.,   Aa1/AA-         3,585,715
                 5.30% due7/1/2002
2,000,000        Washington Public Power Supply System Project 1 Ref. Rev.,   Aa1/AA-         2,112,900
                 6.50% due7/1/2002
250,000          Washington Public Power Supply System Project 2 Ref. Rev.,   Aa1/AA-         265,475
                 7.50% due7/1/2002
2,000,000        Washington Public Power Supply System Project 2 Ref. Rev.,   Aa1/AA-         2,136,360
                 7.50% due7/1/2003  pre-refunded 1/1/01 @ 102
1,140,000        Washington Public Power Supply System Project 3 Ref. Rev.,   Aa1/AA-         718,736
                 0% due 7/1/2008
1,655,000        Washington Public Power Supply System Series 96-A, 6.00%     Aaa/AAA         1,769,907
                 due 7/1/2006(Insured: MBIA)
1,000,000        Washington Public Power Supply System Series B, 7.25% due    Aa1/AA-         1,034,910
                 7/1/2000
1,700,000        Washington Public Power Supply System Series B Refunding,    Aa1/AA-         1,757,018
                 7.15% due7/1/2001
500,000          Washington Public Power Supply System Series C, 7.20% due    Aa1/AA-         500,050
                 7/1/1999
1,040,000        Washington Public Power Supply System Series G Project 1     Aa1/AA-         1,074,882
                 Rev., 7.15% due7/1/2001
1,500,000        Washington State Health Care Facilities Providence           NR/AAA          1,546,740
                 Services, 5.50% due12/1/2009
West Virginia    (1.10%)
790,000          Harrison County Nursing Facility Revenue Refunding, 5.625%   NR/NR           762,516
                 due 9/1/2010(Salem Health Care Corporation Project; LOC:
                 Fleet Bank)
527,332          Marion County SFMR Series 1992, 7.75% due 7/10/2011          NR/NR           562,368
5,000,000        West Virginia Parkway Economic Development Tourism           Aaa/AAA         5,070,200
                 Authority Series 1993,5.75% due 5/15/2001 (Insured: FGIC)
                 (Inverse Floater)
2,500,000        West Virginia Parkway Economic Development Tourism           Aaa/AAA         2,544,600
                 Authority Series 1993,5.85% due 5/15/2002 (Insured: FGIC)
                 (Inverse Floater)
2,000,000        West Virginia Statewide Commission Lottery Revenue Series    Aaa/AAA         2,083,900
                 1997-A, 5.50% due7/1/2005 (Insured: MBIA)
Wisconsin        (0.90%)
255,000          Cady Small Business Pollution Control Revenue Refunding      NR/NR           256,665
                 Series 1992, 6.20%due 4/1/2000 (Summit Cheese Project;
                 Guaranteed: SBA)
1,290,000        Merrill Area Common Public School Refunding, 6.50% due       Aaa/AAA         1,408,874
                 4/1/2006 (Insured:FSA)
3,045,000        Wisconsin Health & Educational Facilities Authority, 5.75%   Aaa/AAA         3,145,607
                 due 11/15/2001(Insured: FSA)
800,000          Wisconsin Health & Educational Facilities Authority, 5.90%   Aaa/AAA         846,088
                 due 8/15/2005(Wheaton Francisan Services Inc. Project;
                 Insured: MBIA)
1,500,000        Wisconsin Health & Educational Facilities Authority Series   Aaa/AAA         1,537,020
                 1992, 5.50% due8/15/2001 (Wheaton Francisan Services Inc.
                 Project; Insured: MBIA)
715,000          Wisconsin Health And Educational Facilities Authority        Aaa/AAA         730,909
                 Revenue, 5.25% due12/15/2006 (United Health Group
                 Incorporated; Insured: AMBAC)
755,000          Wisconsin Health And Educational Facilities Authority        Aaa/AAA         768,393
                 Revenue, 5.25% due12/15/2007 (United Health Group
                 Incorporated; Insured: AMBAC)
Wyoming          (0.30%)
1,106,910        Evanston Industrial Development Revenue Series 1983, 9.90%   A2*/            1,131,251
                 due 4/1/2004(Wybanco Project; LOC: Texas Commerce Bank)
1,390,000        Uinta County School District Number 1 Refunding Series B     NR/AA           1,397,520
                 Convertible, 5.00%due 12/1/2005 (Insured: Asset Guarantee)
Municipal        (0.90%)
Trust
Certificates
3,000,000        Clipper Caraval Tax Exempt Certificate Series 1998, 4.50%    Aaa/AAA         3,000,000
                 due 10/6/2005(Insured: AMBAC)
5,600,000        Municipal Tax Exempt Trust Certificate Class A1 To A5,       NR/AAA          5,460,000
                 4.60% due 8/6/2008

                 TOTAL INVESTMENTS  (100%) (Cost $963,230,451)                                $ 975,312,230

* Indicates rating on other debt issued by the same issuer, rather than on the security held by the Fund. Thesesecurities are deemed by the Advisor to be comparable with those of issuers having debt ratings in the 4 highestgrades by Moody's or S&P.
+                 Credit ratings are unaudited.
                 See notes to financial statements.


To the Board of Trustees and Shareholders
Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
Santa Fe, New Mexico

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thornburg Limited Term Municipal Fund, Inc. - National Portfolio as of June 30, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material aspects, the financial position of Thornburg Limited Term Municipal Fund, Inc. - National Portfolio as of June 30, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


New York, New York
July 27, 1999
LIMITED TERM NATIONAL FUND
Index Comparison
Compares performance of Limited Term National Fund, the Lehman 5-Year General Obligation Bond Index and the Consumer Price Index for the periods ending June 30, 1999. On June 30, 1999, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 4.5 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

Class A Shares Average Annual Total Returns (at max. offering price) (periods ended 6-30-99)
One Year:         1.01%
Five Years:       4.37%
Ten Years:        5.56%
From Inception (9-28-84):  6.60%

$25,000
20,000
15,000
10,000
5,000
0

Lehman 5 yr. GO Index
 Fund A Shares
 CPI

Class C Shares Average Annual Total Returns (at max. offering price) (periods ended 6-30-99)
One Year:         2.08%
Three Years:      3.92%
From Inception (9-1-94):   4.16%

$15,000
10,000
5,000
0


We Are Ready for the Year 2000

I wish to inform you about our success with respect to being Year 2000 compliant in the computer systems used to manage your Thornburg Funds investment. Your shareholder records are kept on a large computer system belonging to our transfer agent, DST Systems. Accounting data pertaining to your investment portfolio reside on large systems belonging to State Street Bank and its affiliates. We have smaller computer networks at Thornburg Investment Management to help us organize and manage our investment activities. I will describe briefly the Year 2000 status of each area.

Shareholder records for Thornburg Funds are kept on computers that use a DST software system called "TA 2000." DST is one of the largest mutual fund record processors in the world, keeping shareholder records for many large mutual fund families. The TA 2000 system, as is name implies, was built with 4-digit year description fields in order to be Year 2000 compliant. To quote from DST's February 1999 newsletter, "Internal 2000 readiness testing of TA 2000 and TRA 2000 is complete. Several retests of critical TA 2000 (and TRAC 2000) functions were also completed successfully in 1998. With the completion of these internal tests, the TA 2000 (and TRAC 2000) systems are considered to be Y2K ready." There are no hedge words in the preceeding 3 sentences! I am not surprised. I first heard DST talk about taking concrete measures to deal with Y2K issues about 8 years ago. If you worry about electric power continuity, I can inform you that DST maintains its own diesel powered backup generating station adjacent to its computer facility.
Both are located in geologically stable limestone caves east of Kansas City.

Asset custody and fund accounting records of the Thornburg Funds are stored on Sate Street Bank computers. We use a variety of software systems to carry out all activities relating to running the funds. We are informed that this software infrastructure has been 100% tested and corrected to be Year 2000 compliant. You can monitor State Street Bank's disclosure yourself on the internet website, statestreet.com.

Thornburg Investment Management has a computer network to help us carry out our daily business of managing the assets in our mutual funds. Our information technology director, Stewart Kane, has made a great effort to be certain that our software platforms are Year 2000 compliant.

We look forward to the new year.

Thornburg limited term municipal fund
national portfolio - a shares
Outperformed Taxable and Tax-Free Money Market Funds

Investors sometimes ask us to compare Limited Term Municipal Fund to money market fund returns. These investments have certain differences, and investors in Limited Term Municipal Fund took more risk than money market fund investors to earn their higher returns.

$90,000
$75,000
$60,000
$45,000
$30,000
$15,000
$0

Return from a $100,000 investment 6/30/89 through 6/30/99 (after sales charges and fund expenses)

$38,403 Donoghue's Tax-free Money Market Fund Average $38,929 Donoghue's Taxable Money Market Fund Average (after taxes) $73,754 Thornburg Limited Term Municipal Fund - Nat'l Portfolio (after capital gains taxes)

The chart above is for the Fund's Class A Shares only. Class C Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, ten years, and since inception for each class of shares of the Fund. Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for taxable and tax-exempt money funds as quoted in "Donoghue's Money Fund Report" for the months covered by this analysis. The increase for the Class A Shares of Limited Term Municipal Fund - National Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning offering price at $13.05 per share and the ending NAV at $13.26 per share. These investments returned the $100,000 initial investment in addition to the amounts shown above. Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. This analysis also assumes the income from the taxable money fund is taxed at a 39.6% rate from 1993 to 1999. The portion of the increase, if any, of Limited Term Municipal Fund representing appreciation of the share price is assumed to be taxed at a 20% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in these money fund averages. Note 3: The net asset value of the money funds did not fluctuate. The net asset value of the Class A Shares of LTMFX did vary from time to time, and will continue to vary in the future. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares. Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Limited Term Municipal Fund also declares dividends daily and pays them monthly.